As filed with the SEC on April 27, 2007
Registration No. 333-130942
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. 2 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 25 [X]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2007, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Exhibit Index Appears on Page __

Prospectus

FREEDOM LIFETIME INCOME

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life", the "Company", "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are four Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity VIP Freedom Lifetime IncomeSM Funds in which these Investments Options invest are: Fidelity VIP Freedom Lifetime IncomeSM I Portfolio ("Lifetime Income I Fund); Fidelity VIP Freedom Lifetime IncomeSM II Portfolio ("Lifetime Income II Fund); and Fidelity VIP Freedom Lifetime IncomeSM III Portfolio ("Lifetime Income III Fund"). The fourth Investment Option invests solely in the Fidelity VIP Money Market Portfolio ("Money Market Fund"). Collectively, the Fidelity VIP Freedom Lifetime IncomeSM Funds and the Fidelity VIP Money Market Fund are known as "the Funds."

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Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime Income Funds is Strategic Advisers,® Inc. ("Strategic Advisers"), an affiliate of Fidelity Management & Research Company. The investment adviser for the Fidelity VIP Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2007. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the prospectuses for all the Funds in which the Investment Options invest.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2007

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Prospectus Contents

Glossary	iv
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
The Investment Advisers 	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Exchanges	<Click Here>
Charges	<Click Here>
Annuity Income Dates	<Click Here>
Signature Guarantee	<Click Here>
Death Benefit	<Click Here>
Annuity Income	<Click Here>
Benchmark Rate of Return	<Click Here>
Comparing Withdrawal Period to Guarantee Period	<Click Here>
Frequency of Annuity Income Dates	<Click Here>
Choosing Your Annuity Income Option	<Click Here>
Annuity Income Options Without a Withdrawal Period	<Click Here>
Guarantee Period	<Click Here>
Annuity Income Options With a Withdrawal Period	<Click Here>
Withdrawal Provisions	<Click Here>
Reports	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Postponement of Benefits	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Litigation	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund and Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

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Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59½ may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source. You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

There are four Investment Options: Lifetime Income I Fund; Lifetime Income II Fund; Lifetime Income III Fund; and Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege on page <Click Here>. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and EFILI and should be retained.

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Fee Table

The following items describe the fees and expenses that you will pay while owning the contract. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including annual Fund operating expenses.

Contract Owner Transaction Expenses	None
Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.39%	0.78%

Facts about Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts the Company may offer, as described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

There are four Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund and Money Market Fund.

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FINANCIAL STATEMENTS

Financial statements for EFILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond. The Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

Strategic Advisers invests each Fidelity VIP Freedom Lifetime Income Fund's assets in a combination of mutual funds managed by Fidelity Management & Research Company: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Fidelity VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939.The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income II Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income II Fund will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

Fidelity Management & Research Company's principal investment strategies for the Money Market Fund include: (1) investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; (2) potentially entering into reverse repurchase agreements; (3) investing more than 25% of total assets in the financial services industries; and (4) investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

For more information about the Funds, including the mutual funds in which the VIP Freedom Lifetime Income Funds invest, and fees associated with each Fund, please refer to the respective Fund's prospectus.

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THE INVESTMENT ADVISERS

Strategic Advisers,® Inc.

Strategic Advisers is each Fidelity VIP Freedom Lifetime Income Fund's investment manager. As the manager, Strategic Advisers administers the asset allocation program for each Fidelity VIP Freedom Lifetime Income Fund.

Fidelity Management & Research Company

Fidelity Management & Research Company, an affiliate of Strategic Advisers, is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Fidelity VIP Money Market Fund.

The address of Strategic Advisers and Fidelity Management & Research Company is 82 Devonshire Street, Boston, Massachusetts 02109.

Important

You will find more complete information about the Funds, including the risks associated with each, in their respective prospectuses. You should read them in conjunction with this prospectus.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

  The minimum Purchase Payment for a Contract is generally $25,000.
  You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.
  Generally, either you or the Joint Annuitant must be no more than 85 years old. To have a Withdrawal Period either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.
  Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

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For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

Your Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option for the period that ends fifteen (15) days after your contract's issue date. At the end of the Valuation Period in which the fifteenth day occurs any amount then in the Money Market Investment Option will be reallocated to the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange. An automatic transfer from the Money Market Investment Option to another Investment Option during or at the end your free look period will not count as an Exchange.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Money Market Fund is also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

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EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount transferred will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Money Market Investment Option.

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2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE

Certain requests may require a signature guarantee. A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Contract Ownership.

2. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

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If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page 1 of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Money Market Investment Option. The number of units will depend on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Money Market Investment Option.

Your units of the Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

You will be entirely invested in the Money Market Investment Option for 15 days after the Contract is issued. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

EFILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options EFILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Option 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

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Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

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Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your contract or make withdrawals from your Contract, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

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Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using the 1983 Individual Annuitant Mortality Table "a" and the Benchmark Rate of Return. The mortality assumption used contains higher mortality rates than the tables used to determine the original level of annuity payments.

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REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70½. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your minimum required distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

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In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59½; (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59½. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59½, a withdrawal that is made either before age 59½ or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59½ satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59½, you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

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Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Empire Fidelity Investments Life's Tax Status

EFILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

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Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2. Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4. Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Choosing Your Annuity Income Options.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

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If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7. Dividends. The Contract is "non-participating". This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8. Notification of Death. If there are two Annuitants, the survivor is responsible for informing us of the other Annuitant's death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9. Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10. Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason. Payments delayed for 10 days or longer will be credited with interest at a rate equal to the minimum rate required by applicable law.

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More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

EFILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents
of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388
EFFLI-pro-0407
1.825528.102

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INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. When this Contract is issued, you have 30 days after you receive it from us to examine it. Within those 30 days, you can return the contract to us for any reason. If you do return the Contract, the Contract will be canceled. If you choose to cancel the contract, return it to the Annuity Service Center with a written request within the free look period. If you cancel the contract within ten days after you receive it, we will refund the greater of (1) your Purchase Payment in full, neither crediting your account for earnings or charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. If you cancel the Contract after the tenth day from when it is received, we will promptly refund your Purchase Payment, including any fees or charges deducted from the purchase payment that is allocated to the separate account, plus or minus the investment performance of the Contract. If your freelook period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

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10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70½, if later, and the owner's spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The annuity income from your Purchase Payment allocated to the Investment Option will vary depending upon the actual investment performance of the Investment Option you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.10%.

(b) Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.50%.

(c) Portfolio Expenses

 The Portfolios associated with the Investment Option incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

EMPIRE FIDELITY FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2007

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company ("EFILI") through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2007 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Withdrawal Value	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFFLI-ptb-0407
1.825529.102

You may purchase a Contract only with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 13 of the Prospectus.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2006 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

for the years ended December 31, 2006, 2005 and 2004

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR Corp.) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

April 4, 2007

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
BALANCE SHEETS
(in thousands, except share data) December 31, 2006 and 2005

ASSETS	2006	2005

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $70,649 in 2006 and $77,703 in 2005)	$ 70,332	$ 77,222

Total investments	70,332	77,222

Cash and cash equivalents	1,411	2,844
Accrued investment income	922	1,107
Deferred policy acquisition costs	28,307	27,208
Reinsurance deposit and receivables	102,184	74,495
Property and equipment, net	984	--
Other assets	368	160
Income taxes receivable	651	776
Separate account assets	1,278,060	1,094,807

Total assets	$ 1,483,219	$ 1,278,619

LIABILITIES

Future contract and policy benefits	$ 73,156	$ 62,099
Contractholder deposit funds	56,115	50,735
Deferred tax liability	5,791	5,573
Payable to parent and affiliates	574	475
Other liabilities and accrued expenses	136	218
Separate account liabilities	1,278,060	1,094,807

Total liabilities	1,413,832	1,213,907

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive loss	(149)	(181)
Retained earnings	54,036	49,393

Total stockholder's equity	69,387	64,712

Total liabilities and stockholder's equity	$ 1,483,219	$ 1,278,619

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	2006	2005	2004

Revenues:
Fees charged to contractholders	$ 9,566	$ 8,748	$ 8,507
Net investment income	3,183	3,024	2,851
Interest on reinsurance deposit	3,395	2,779	2,776
Fund administration fees	358	309	327
Net realized investment (losses) gains	(50)	143	304
Premiums	989	436	799

Total Revenue	17,441	15,439	15,564

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	7,398	6,553	5,054
Contract and policy benefits and expenses	3,704	3,889	4,054

Total benefits and expenses	11,102	10,442	9,108

Income before income taxes	6,339	4,997	6,456

Income tax expense	1,696	1,079	1,592

Income before cumulative effect of change in accounting principle	4,643	3,918	4,864

Cumulative effect of change in accounting principle (less applicable income tax expense of $12 in 2004)	--	--	23

Net income	4,643	3,918	4,887

Other comprehensive income, before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	5	(1,722)	(829)
Reclassification adjustment for net realized losses (gains) included in net income	50	(143)	(304)
(Provision) benefit for income taxes related to items of other comprehensive income	(23)	652	398

Other comprehensive income, net of tax	32	(1,213)	(735)

Comprehensive income	$ 4,675	$ 2,705	$ 4,152

(1)Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2003	$ 2,000	$ 13,500	$ 1,767	$ 40,588	$ 57,855

Comprehensive income:
Net income	--	--	--	4,887	4,887
Other comprehensive income	--	--	(735)	--	(735)

Balance at December 31, 2004	2,000	13,500	1,032	45,475	62,007

Comprehensive income:
Net income	--	--	--	3,918	3,918
Other comprehensive income	--	--	(1,213)	--	(1,213)

Balance at December 31, 2005	2,000	13,500	(181)	49,393	64,712

Comprehensive income:
Net income	--	--	--	4,643	4,643
Other comprehensive income	--	--	32	--	32

Balance at December 31, 2006	$ 2,000	$ 13,500	$ (149)	$ 54,036	$ 69,387

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	2006	2005	2004
Cash flows from operating activities:
Net income	$ 4,643	$ 3,918	$ 4,887
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	508	787	917
Net realized investment losses (gains)	50	(143)	(304)
Cumulative effect of change in accounting principle	--	--	(23)
Provision (benefit) for deferred taxes	197	(363)	(91)
Change in assets and liabilities:
Accrued investment income	185	240	(32)
Change in deferred policy acquisition costs, net of amortization	(1,210)	1,601	443
Future contract and policy benefits, net	26,430	14,156	18,392
Reinsurance deposit and receivables	(27,689)	(10,692)	(16,857)
Payable to (receivable from) parent and affiliates, net	99	337	(600)
Income taxes	125	(846)	(217)
Other assets and other liabilities, net	(356)	(127)	(59)

Net cash provided by operating activities	2,982	8,868	6,456

Cash flows from investing activities:
Purchase of debt securities	(19,181)	(57,284)	(21,205)
Proceeds from sales of debt securities	14,209	49,296	16,101
Proceeds from maturities and calls of debt securities	11,471	5,065	2,690
Trades payable	73	--	--
Trades receivable	(7)	--	--
Capital expenditures	(984)	--	--

Net cash provided by (used for) investing activities	5,581	(2,923)	(2,414)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	145,376	45,018	41,205
Deposits credited to fixed annuity contracts	9,264	3,579	4,707
Net transfers (to) from separate account	(53,363)	46,305	40,106
Withdrawals from variable annuity contracts	(103,693)	(94,174)	(85,416)
Withdrawals from fixed annuity contracts	(7,580)	(5,416)	(4,242)

Net cash used for financing activities	(9,996)	(4,688)	(3,640)

Net (decrease) increase in cash and cash equivalents	(1,433)	1,257	402

Cash and cash equivalents:
Beginning of year	2,844	1,587	1,185

End of year	$ 1,411	$ 2,844	$ 1,587

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, and the Lazard Retirement Series, Inc. The assets of the Variable Life Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust and the Lazard Retirement Series, Inc. Separate account assets are reported at the net asset value of such portfolios. Effective January 9, 2004, the Company closed the Old Mutual Insurance Series Funds and the Wells Fargo Advantage Variable Trust Funds to new money.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. In 2006, the Company sold its first variable universal life contracts, which are allocated to the Variable Life Account A.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $1,330,000 and $2,822,000 at December 31, 2006 and 2005, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Statement of Position 03-01) on the variable annuity product, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future term-life premiums and GMDB assessments.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 8% and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. ("FIA") in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on EFILI's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use," which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Unamortized capitalized software development costs under SOP 98-1 of $984,000 and $0 are recorded in property and equipment in the balance sheets as of December 31, 2006 and 2005, respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year.

The Company elected early adoption SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements as of January 1, 2005.

In May 2005, the Financial Accounting Standards Board ("FASB") issued Statements on Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")." SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This Statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of this statement had no impact on the Company's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate account assets and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets is based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $35,000, before taxes, in the statements of income and comprehensive income.

In March 2004, the FASB's Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. During 2005, the FASB further modified the guidance by issuing FSP No. 115/124-1, "Accounting for Certain Investments in Debt and Equity Securities," effective for other than temporary impairments adopted for periods beginning after December 15, 2005. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of New Accounting Pronouncements

In February 2007, FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement provides an option to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are financial instruments, as well as under contracts that are not financial instruments, at fair value. Under SFAS No. 159, companies shall report unrealized gain and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159 will be effective for fiscal years after November 15, 2007. The effect of the first remeasurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company is currently considering whether it will adopt the fair value option for any of its assets or liabilities.

In September 2006, FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently assessing the impact SFAS No. 157 will have on its financial statements.

In July 2006, FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN No. 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by tax authorities. This guidance is effective for fiscal years beginning January 1, 2007. The adoption of this interpretation is not expected to have a material impact on the Company's financial statements.

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155 (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this Statement. Any changes resulting from the adoption of this Statement should be recognized as a cumulative effect adjustment to beginning retained earnings. The Company is currently assessing the impact SFAS No. 155 will have on its financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. STATEMENT OF POSITION 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $23,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company increased its GMDB reserve as SOP 03-01 required the use of a specified reserve methodology which is different than the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Increase in guaranteed minimum death benefit liability	$ (10)
Change in deferred acquisition costs	45
35
Provision for income taxes	(12)

Cumulative effect of change in accounting principle	$ 23

Guaranteed Minimum Death Benefits

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account in thousands:

	2006	2005
Beginning balance	$ 848	$ 1,051
Unlocking of benefit ratio	(113)	(269)
Interest on reserve	59	60
Claims paid	(391)	(262)
Accrual of benefit ratio	266	268

Ending balance	$ 669	$ 848

The reinsurance recoverables associated with GMDB were $626,000 and $786,000 at December 31, 2006 and 2005, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The lapse rates for calendar years 2006 and later include additional lapses for actual and anticipated exchanges to a newer deferred variable annuity product. Based on actual experience the additional lapses for future anticipated exchanges are 6% for calendar year 2007, 3% for calendar year 2008 and 2% for all years thereafter.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2006 and 2005. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	2006	2005
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 879,345	$ 932,798
Net amount at risk	$ 27,890	$ 37,678
Average attained age of contractholders	64	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 57,204	$ 57,221
Net amount at risk	$ 10,235	$ 13,897
Average attained age of contractholders	68	67

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ 3,632	$ 3,489	$ 3,486
Cash and cash equivalents	184	230	41
Total investment income	3,816	3,719	3,527
Less: Investment expenses	633	695	676
Net Investment Income	$ 3,183	$ 3,024	$ 2,851

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Debt securities
Gross realized gains	$ 13	$ 517	$ 336
Gross realized losses	$ 63	$ 374	$ 32

There were no realized investment losses as a result of other than temporary impairments for 2006, 2005 and 2004, respectively. There were no debt securities that were non-income producing for 2006, 2005 and 2004, respectively.

Net unrealized investment (losses) gains on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ (317)	$ (481)	$ 1,807
DAC	92	203	(220)
Deferred income tax benefit (expense)	76	97	(555)
	$ (149)	$ (181)	$ 1,032

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2006 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (31)	$ 7,651	50
Greater than 12 months	(640)	40,595	108
	$ (671)	$ 48,246	158
Below investment grade debt securities:
0-12 months	$ (27)	$ 1,029	5
Greater than 12 months	--	--	--
	$ (27)	$ 1,029	5

Debt securities that have been in a continuous unrealized loss position as of December 31, 2005 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (635)	$ 50,642	127
Greater than 12 months	(186)	6,453	28
	$ (821)	$ 57,095	155
Below investment grade debt securities:
0-12 months	$ (5)	$ 556	2
Greater than 12 months	--	--	--
	$ (5)	$ 556	2

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2006 and 2005. The majority of the securities are investment grade fixed maturities priced at or greater than 90% of amortized cost at December 31, 2006 and 2005. The decline in market value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, were as follows:

	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 13,803	$ 122	$ (93)	$ 13,832
Corporate debt securities	39,683	245	(485)	39,443
Mortgage backed securities	17,163	14	(120)	17,057

	$ 70,649	$ 381	$ (698)	$ 70,332
	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 12,576	$ 4	$ (89)	$ 12,491
Corporate debt securities	50,520	337	(661)	50,196
Mortgage backed securities	14,607	4	(76)	14,535

	$ 77,703	$ 345	$ (826)	$ 77,222

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 8,571	$ 8,529
Due after 1 year through 5 years	33,602	33,349
Due after 5 year through 10 years	9,407	9,495
Due after 10 years	1,906	1,902
Mortgage backed securities	17,163	17,057
	$ 70,649	$ 70,332

At December 31, 2006 and 2005, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2006, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $383,000 and $386,000, respectively. At December 31, 2005, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $405,000 and $409,000, respectively.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying amounts and fair values of the financial instruments as of December 31, were as follows:

	2006		2005
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 70,332	$ 70,332	$ 77,222	$ 77,222
Cash and cash equivalents (Note 2)	1,411	1,411	2,844	2,844
Reinsurance deposit and receivables	102,184	103,393	74,495	76,039
Separate account assets	1,278,060	1,278,060	1,094,807	1,094,807

	$ 1,451,987	$ 1,453,196	$ 1,249,368	$ 1,250,912

Financial Liabilities:
Future contract and policy benefits	$ 73,156	$ 73,155	$ 62,099	$ 62,059
Contractholder deposit funds	56,115	57,319	50,735	52,278
Separate account liabilities	1,278,060	1,278,060	1,094,807	1,094,807

	$ 1,407,331	$ 1,408,534	$ 1,207,641	$ 1,209,144

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Current:
Federal	$ 1,307	$ 1,186	$ 1,359
State	192	256	324
	1,499	1,442	1,683
Deferred:
Federal	197	(363)	(91)
State	--	--	--
	197	(363)	(91)
Provision for income taxes	$ 1,696	$ 1,079	$ 1,592

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	Years Ended December 31,
	2006	2005
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (7,345)	$ (7,251)
Unrealized losses on available-for-sale securities	108	168
Contractholder reserves	1,248	1,047
Deferred revenue	484	414
Capitalized software	(344)	--
Other, net	58	49

Net deferred tax liability	$ (5,791)	$ (5,573)

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2004 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Income taxes were 26.8%, 21.6%, and 24.7% of pretax earnings in 2006, 2005 and 2004, respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

The Company paid FILI federal and state income taxes of $1,374,000, $2,289,000 and $1,900,000 in 2006, 2005 and 2004, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2006, 2005 and 2004, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Statutory net income	$ 4,238	$ 5,546	$ 5,735
Statutory surplus	$ 49,301	$ 46,063	$ 40,504

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $5,299,000, $1,737,000 and $1,748,000 in 2006, 2005 and 2004, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has administrative services agreements with FILI and FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The expenses related to these agreements were $3,304,000, $2,248,000 and $2,180,000 in 2006, 2005 and 2004, respectively, for such services. The Company has an agreement with Fidelity Management Trust Company ("FMTC") under which FMTC provides investment management and advisory services to the Company. The Company incurred charges of $228,000, $237,000 and $234,000 in 2006, 2005 and 2004, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $136,000, $108,000 and $87,000 were charged to the Company in 2006, 2005 and 2004, respectively.

FMR Corp sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $319,000, $221,000 and $190,000 in 2006, 2005 and 2004, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $0, $1,000 and $5,000 in 2006, 2005 and 2004, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Commissions, gross	$ 5,299	$ 1,737	$ 1,748
Compensation and benefits	2,626	2,125	1,918
Capitalization of deferred policy acquisition costs	(4,733)	(1,528)	(1,462)
Amortization of deferred policy acquisition costs	3,521	3,129	1,905
Rent expenses	282	186	239
Taxes, licenses and fees	(7)	(49)	(95)
General insurance expenses	410	953	801

	$ 7,398	$ 6,553	$ 5,054

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2006, 2005 and 2004, the Company adjusted amortization by $1,287,000, $1,375,000 and $314,000 respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2006). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new policies issued after May 1, 2006, the front end ceding expense allowance is 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2006	2005
(in thousands)
Deposit assets:
Genworth Life Insurance Company of New York	$ 67,506	$ 47,439
Principal Life Insurance Company	31,422	23,964

Reinsurance deposits	$ 98,928	$ 71,403

Contractholder deposit funds and future benefits	$ 100,312	$ 72,584

Interest on reinsurance deposit	$ 3,395	$ 2,779
Contract and policy benefits and expenses	$ 2,342	$ 2,157

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Direct life premiums	$ 1,264	$ 1,170	$ 1,105
Reinsurance ceded	(275)	(734)	(306)
Net life premiums	$ 989	$ 436	$ 799

Direct contract and policy benefits	$ 14,607	$ 11,775	$ 11,092
Reinsurance ceded	(10,903)	(7,886)	(7,038)
Net contract and policy benefits	$ 3,704	$ 3,889	$ 4,054

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assured for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2006

(fidelity_logo_graphic)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 74,107	$ 48,347	$ 21,510	$ 4,516	$ 122,614	$ 11,560	$ 70,514	$ 4,124
Receivable from EFILI	0	0	1	0	3	0	1	0
Total Assets	74,107	48,347	21,511	4,516	122,617	11,560	70,515	4,124
Liabilities:
Payable to EFILI	6	5	0	0	0	0	0	0
Total net assets	$ 74,101	$ 48,342	$ 21,511	$ 4,516	$ 122,617	$ 11,560	$ 70,515	$ 4,124
Net Assets:
Fidelity Retirement Reserves	$ 70,857	$ 0	$ 17,534	$ 0	$ 108,797	$ 0	$ 64,804	$ 0
Fidelity Income Advantage	3,244	0	3,977	0	13,820	0	5,711	0
Fidelity Personal Retirement	0	48,342	0	4,516	0	11,560	0	4,124
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 74,101	$ 48,342	$ 21,511	$ 4,516	$ 122,617	$ 11,560	$ 70,515	$ 4,124
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,455	-	557	-	1,580	-	1,068	-
Unit Value	$ 20.51	$ -	$ 31.49	$ -	$ 68.85	$ -	$ 60.67	$ -
Fidelity Income Advantage:
Units Outstanding	160	-	128	-	203	-	95	-
Unit Value	$ 20.20	$ -	$ 31.01	$ -	$ 67.80	$ -	$ 59.74	$ -
Fidelity Personal Retirement:
Units Outstanding	-	4,566	-	402	-	942	-	377
Unit Value	$ -	$ 10.59	$ -	$ 11.23	$ -	$ 12.28	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 19,146	$ 11,635	$ 6,727	$ 50,604	$ 7,896	$ 55,941	$ 1,710
Receivable from EFILI	0	1	0	1	0	1	0
Total Assets	19,146	11,636	6,727	50,605	7,896	55,942	1,710
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 19,146	$ 11,636	$ 6,727	$ 50,605	$ 7,896	$ 55,942	$ 1,710
Net Assets:
Fidelity Retirement Reserves	$ 18,208	$ 10,066	$ 0	$ 40,840	$ 0	$ 50,138	$ 0
Fidelity Income Advantage	938	1,570	0	9,765	0	5,804	0
Fidelity Personal Retirement	0	0	6,727	0	7,896	0	1,710
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 19,146	$ 11,636	$ 6,727	$ 50,605	$ 7,896	$ 55,942	$ 1,710
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	444	654	-	1,394	-	1,455	-
Unit Value	$ 40.97	$ 15.39	$ -	$ 29.30	$ -	$ 34.45	$ -
Fidelity Income Advantage:
Units Outstanding	23	103	-	338	-	170	-
Unit Value	$ 40.34	$ 15.30	$ -	$ 28.85	$ -	$ 33.93	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	516	-	755	-	157
Unit Value	$ -	$ -	$ 13.04	$ -	$ 10.46	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 89,470	$ 14,155	$ 609	$ 178,697	$ 20,121	$ 19,565	$ 7,411
Receivable from EFILI	0	0	0	2	0	1	0
Total Assets	89,470	14,155	609	178,699	20,121	19,566	7,411
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 89,470	$ 14,155	$ 609	$ 178,699	$ 20,121	$ 19,566	$ 7,411
Net Assets:
Fidelity Retirement Reserves	$ 71,015	$ 12,354	$ 0	$ 165,415	$ 0	$ 16,087	$ 0
Fidelity Income Advantage	8,823	1,801	0	13,284	0	3,479	0
Fidelity Personal Retirement	9,632	0	609	0	20,121	0	7,411
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 89,470	$ 14,155	$ 609	$ 178,699	$ 20,121	$ 19,566	$ 7,411
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,862	549	-	3,735	-	930	-
Unit Value	$ 38.15	$ 22.51	$ -	$ 44.28	$ -	$ 17.29	$ -
Fidelity Income Advantage:
Units Outstanding	234	81	-	304	-	204	-
Unit Value	$ 37.56	$ 22.17	$ -	$ 43.61	$ -	$ 17.03	$ -
Fidelity Personal Retirement:
Units Outstanding	820	-	56	-	1,694	-	639
Unit Value	$ 11.75	$ -	$ 10.90	$ -	$ 11.88	$ -	$ 11.60
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 5,026	$ 1,690	$ 27,554	$ 1,495	$ 10,422	$ 462	$ 68,860	$ 8,817
Receivable from EFILI	0	0	0	0	0	0	1	0
Total Assets	5,026	1,690	27,554	1,495	10,422	462	68,861	8,817
Liabilities:
Payable to EFILI	0	0	3	0	0	0	0	0
Total net assets	$ 5,026	$ 1,690	$ 27,551	$ 1,495	$ 10,422	$ 462	$ 68,861	$ 8,817
Net Assets:
Fidelity Retirement Reserves	$ 4,414	$ 0	$ 23,133	$ 0	$ 9,202	$ 0	$ 61,922	$ 0
Fidelity Income Advantage	612	0	4,418	0	1,220	0	6,939	0
Fidelity Personal Retirement	0	1,690	0	1,495	0	462	0	8,817
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,026	$ 1,690	$ 27,551	$ 1,495	$ 10,422	$ 462	$ 68,861	$ 8,817
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	293	-	1,185	-	680	-	2,876	-
Unit Value	$ 15.09	$ -	$ 19.52	$ -	$ 13.54	$ -	$ 21.53	$ -
Fidelity Income Advantage:
Units Outstanding	41	-	230	-	91	-	326	-
Unit Value	$ 14.99	$ -	$ 19.22	$ -	$ 13.33	$ -	$ 21.24	$ -
Fidelity Personal Retirement:
Units Outstanding	-	136	-	126	-	41	-	736
Unit Value	$ -	$ 12.40	$ -	$ 11.83	$ -	$ 11.16	$ -	$ 11.99
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Assets:
Investments at market value	$ 10,488	$ 1,928	$ 6,717	$ 3,030	$ 6,308	$ 713	$ 20,024	$ 2,703
Receivable from EFILI	0	0	0	0	1	0	0	0
Total Assets	10,488	1,928	6,717	3,030	6,309	713	20,024	2,703
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 10,488	$ 1,928	$ 6,716	$ 3,030	$ 6,309	$ 713	$ 20,024	$ 2,703
Net Assets:
Fidelity Retirement Reserves	$ 9,510	$ 0	$ 5,279	$ 0	$ 5,887	$ 0	$ 19,075	$ 0
Fidelity Income Advantage	978	0	1,437	0	422	0	949	0
Fidelity Personal Retirement	0	1,928	0	3,030	0	713	0	2,703
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 10,488	$ 1,928	$ 6,716	$ 3,030	$ 6,309	$ 713	$ 20,024	$ 2,703
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	628	-	398	-	543	-	865	-
Unit Value	$ 15.15	$ -	$ 13.27	$ -	$ 10.85	$ -	$ 22.06	$ -
Fidelity Income Advantage:
Units Outstanding	65	-	109	-	39	-	43	-
Unit Value	$ 15.05	$ -	$ 13.13	$ -	$ 10.73	$ -	$ 21.82	$ -
Fidelity Personal Retirement:
Units Outstanding	-	162	-	230	-	61	-	213
Unit Value	$ -	$ 11.90	$ -	$ 13.16	$ -	$ 11.63	$ -	$ 12.71
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)
Assets:
Investments at market value	$ 7,054	$ 1,122	$ 4,452	$ 1,088	$ 4,306	$ 903	$ 802	$ 162
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	7,054	1,122	4,452	1,088	4,306	903	802	162
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,054	$ 1,122	$ 4,452	$ 1,088	$ 4,306	$ 903	$ 802	$ 162
Net Assets:
Fidelity Retirement Reserves	$ 6,766	$ 0	$ 4,289	$ 0	$ 3,775	$ 0	$ 690	$ 0
Fidelity Income Advantage	288	0	163	0	531	0	112	0
Fidelity Personal Retirement	0	1,122	0	1,088	0	903	0	162
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,054	$ 1,122	$ 4,452	$ 1,088	$ 4,306	$ 903	$ 802	$ 162
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	530	-	283	-	216	-	55	-
Unit Value	$ 12.76	$ -	$ 15.16	$ -	$ 17.50	$ -	$ 12.47	$ -
Fidelity Income Advantage:
Units Outstanding	23	-	11	-	31	-	9	-
Unit Value	$ 12.62	$ -	$ 14.99	$ -	$ 17.31	$ -	$ 12.34	$ -
Fidelity Personal Retirement:
Units Outstanding	-	102	-	88	-	75	-	14
Unit Value	$ -	$ 10.99	$ -	$ 12.40	$ -	$ 12.09	$ -	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation Investor Class
Assets:
Investments at market value	$ 17,215	$ 6,143	$ 9,248	$ 10,605	$ 408	$ 302	$ 2,093	$ 2,239
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	17,215	6,143	9,248	10,605	408	302	2,093	2,239
Liabilities:
Payable to EFILI	0	0	0	0	0	0	10	0
Total net assets	$ 17,215	$ 6,143	$ 9,248	$ 10,605	$ 408	$ 302	$ 2,083	$ 2,239
Net Assets:
Fidelity Retirement Reserves	$ 14,927	$ 0	$ 7,769	$ 0	$ 394	$ 0	$ 1,879	$ 0
Fidelity Income Advantage	2,288	0	1,479	0	14	0	204	0
Fidelity Personal Retirement	0	6,143	0	10,605	0	302	0	2,239
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 17,215	$ 6,143	$ 9,248	$ 10,605	$ 408	$ 302	$ 2,083	$ 2,239
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	659	-	652	-	34	-	145	-
Unit Value	$ 22.66	$ -	$ 11.92	$ -	$ 11.70	$ -	$ 12.93	$ -
Fidelity Income Advantage:
Units Outstanding	101	-	125	-	1	-	16	-
Unit Value	$ 22.52	$ -	$ 11.85	$ -	$ 11.67	$ -	$ 12.89	$ -
Fidelity Personal Retirement:
Units Outstanding	-	432	-	977	-	27	-	182
Unit Value	$ -	$ 14.23	$ -	$ 10.86	$ -	$ 11.13	$ -	$ 12.28
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 2,390	$ 2,012	$ 1,625	$ 1,892	$ 390	$ 94	$ 961	$ 822
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	2,390	2,012	1,625	1,892	390	94	961	822
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 2,390	$ 2,012	$ 1,624	$ 1,892	$ 390	$ 94	$ 961	$ 822
Net Assets:
Fidelity Retirement Reserves	$ 2,124	$ 0	$ 1,570	$ 0	$ 356	$ 0	$ 961	$ 0
Fidelity Income Advantage	266	0	54	0	34	0	0	0
Fidelity Personal Retirement	0	2,012	0	1,892	0	94	0	822
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,390	$ 2,012	$ 1,624	$ 1,892	$ 390	$ 94	$ 961	$ 822
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	172	-	129	-	34	-	89	-
Unit Value	$ 12.37	$ -	$ 12.13	$ -	$ 10.61	$ -	$ 10.86	$ -
Fidelity Income Advantage:
Units Outstanding	22	-	4	-	3	-	-	-
Unit Value	$ 12.34	$ -	$ 12.10	$ -	$ 10.58	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	168	-	161	-	9	-	76
Unit Value	$ -	$ 11.95	$ -	$ 11.74	$ -	$ 10.39	$ -	$ 10.81
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class
Assets:
Investments at market value	$ 493	$ 430	$ 1,990	$ 2,553	$ 3,577	$ 3,103	$ 2,404	$ 3,931
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	493	430	1,990	2,553	3,577	3,103	2,404	3,931
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 493	$ 430	$ 1,990	$ 2,553	$ 3,577	$ 3,103	$ 2,404	$ 3,931
Net Assets:
Fidelity Retirement Reserves	$ 493	$ 0	$ 1,990	$ 0	$ 3,577	$ 0	$ 2,404	$ 0
Fidelity Income Advantage	0	0	0	0	0	0	0	0
Fidelity Personal Retirement	0	430	0	2,553	0	3,103	0	3,931
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 493	$ 430	$ 1,990	$ 2,553	$ 3,577	$ 3,103	$ 2,404	$ 3,931
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	43	-	174	-	305	-	202	-
Unit Value	$ 11.40	$ -	$ 11.45	$ -	$ 11.72	$ -	$ 11.92	$ -
Fidelity Income Advantage:
Units Outstanding	-		-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	38	-	228	-	272	-	340
Unit Value	$ -	$ 11.21	$ -	$ 11.21	$ -	$ 11.42	$ -	$ 11.57
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II
Assets:
Investments at market value	$ 1,016	$ 834	$ 1,007	$ 1,080	$ 1,535	$ 194
Receivable from EFILI	0	0	0	0	0	0
Total Assets	1,016	834	1,007	1,080	1,535	194
Liabilities:
Payable to EFILI	0	0	0	0	1	0
Total net assets	$ 1,016	$ 834	$ 1,007	$ 1,080	$ 1,534	$ 194
Net Assets:
Fidelity Retirement Reserves	$ 1,016	$ 0	$ 1,007	$ 0	$ 0	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	834	0	1,080	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	1,534	194
Total net assets	$ 1,016	$ 834	$ 1,007	$ 1,080	$ 1,534	$ 194
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	84	-	82	-	-	-
Unit Value	$ 12.05	$ -	$ 12.23	$ -	$ -	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	72	-	92	-	-
Unit Value	$ -	$ 11.65	$ -	$ 11.77	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	138	17
Unit Value	$ -	$ -	$ -	$ -	$ 11.12	$ 11.45

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 70%	VIP - FundsManager 85%
Assets:
Investments at market value	$ 399	$ 940	$ 2,901	$ 19,901	$ 20,963	$ 9,665
Receivable from EFILI	0	0	0	0	0	1
Total Assets	399	940	2,901	19,901	20,963	9,666
Liabilities:
Payable to EFILI	1	0	0	0	1	0
Total net assets	$ 398	$ 940	$ 2,901	$ 19,901	$ 20,962	$ 9,666
Net Assets:
Fidelity Retirement Reserves	$ 357	$ 0	$ 265	$ 2,324	$ 2,794	$ 3,288
Fidelity Income Advantage	41	0	131	1,358	2,431	486
Fidelity Personal Retirement	0	940	2,505	16,219	15,737	5,892
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Total net assets	$ 398	$ 940	$ 2,901	$ 19,901	$ 20,962	$ 9,666
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	35	-	25	220	263	308
Unit Value	$ 10.10	$ -	$ 10.42	$ 10.55	$ 10.64	$ 10.66
Fidelity Income Advantage:
Units Outstanding	4	-	13	129	229	46
Unit Value	$ 10.09	$ -	$ 10.40	$ 10.53	$ 10.62	$ 10.65
Fidelity Personal Retirement:
Units Outstanding	-	93	240	1,532	1,474	551
Unit Value	$ -	$ 10.14	$ 10.45	$ 10.59	$ 10.68	$ 10.70
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value
Assets:
Investments at market value	$ 36,693	$ 4,461	$ 6,912	$ 10,654	$ 1,774	$ 7,434	$ 3,209
Receivable from EFILI	0	0	1	0	0	0	0
Total Assets	36,693	4,461	6,913	10,654	1,774	7,434	3,209
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 36,693	$ 4,461	$ 6,913	$ 10,654	$ 1,774	$ 7,434	$ 3,209
Net Assets:
Fidelity Retirement Reserves	$ 24,559	$ 3,733	$ 5,109	$ 6,328	$ 1,693	$ 6,560	$ 2,829
Fidelity Income Advantage	3,473	236	765	1,629	81	874	380
Fidelity Personal Retirement	8,661	492	1,039	2,697	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 36,693	$ 4,461	$ 6,913	$ 10,654	$ 1,774	$ 7,434	$ 3,209
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,010	176	280	414	151	276	137
Unit Value	$ 24.31	$ 21.17	$ 18.22	$ 15.28	$ 11.18	$ 23.75	$ 20.61
Fidelity Income Advantage:
Units Outstanding	144	11	42	108	7	37	19
Unit Value	$ 23.94	$ 20.85	$ 17.95	$ 15.05	$ 11.01	$ 23.39	$ 20.30
Fidelity Personal Retirement:
Units Outstanding	774	45	93	246	-	-	-
Unit Value	$ 11.19	$ 10.85	$ 11.11	$ 10.96	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications (b)	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets
Assets:
Investments at market value	$ 5,351	$ 6,275	$ 5,544	$ 4,131	$ 3,317	$ 2,133	$ 2,238	$ 3,476
Receivable from EFILI	0	0	0	0	0	0	0	1
Total Assets	5,351	6,275	5,544	4,131	3,317	2,133	2,238	3,477
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,351	$ 6,275	$ 5,544	$ 4,131	$ 3,317	$ 2,133	$ 2,238	$ 3,477
Net Assets:
Fidelity Retirement Reserves	$ 5,162	$ 5,721	$ 5,034	$ 3,491	$ 3,211	$ 2,046	$ 1,898	$ 1,842
Fidelity Income Advantage	189	554	510	640	106	87	340	261
Fidelity Personal Retirement	0	0	0	0	0	0	0	1,374
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,351	$ 6,275	$ 5,544	$ 4,131	$ 3,317	$ 2,133	$ 2,238	$ 3,477
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	563	334	292	164	269	140	131	167
Unit Value	$ 9.17	$ 17.11	$ 17.24	$ 21.30	$ 11.92	$ 14.59	$ 14.49	$ 11.00
Fidelity Income Advantage:
Units Outstanding	21	33	30	30	9	6	24	24
Unit Value	$ 9.03	$ 16.85	$ 16.98	$ 20.97	$ 11.74	$ 14.37	$ 14.27	$ 10.99
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-	124
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 11.05
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 3,558	$ 1,218	$ 1,609	$ 334	$ 3,879	$ 223
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	538	0	140	0	788	0
Administrative and other charges	36	0	9	0	52	0
Total expenses	574	0	149	0	840	0
Fidelity Income Advantage:
Mortality and expense risk charges	21	0	26	0	80	0
Administrative and other charges	7	0	9	0	27	0
Total expenses	28	0	35	0	107	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	50	0	6	0	13
Administrative and other charges	0	12	0	1	0	3
Total expenses	0	62	0	7	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	602	62	184	7	947	16
Net investment income (loss)	2,956	1,156	1,425	327	2,932	207
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(50)	61	2,518	38
Realized gain distributions	0	0	0	0	14,029	904
Net realized gain (loss) on investments	0	0	(50)	61	16,547	942
Unrealized appreciation (depreciation)	0	0	788	(63)	934	153
Net increase (decrease) in net assets from operations	$ 2,956	$ 1,156	$ 2,163	$ 325	$ 20,413	$ 1,302

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 307	$ 6	$ 182	$ 77	$ 18	$ 2,436	$ 77
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	521	0	141	68	0	348	0
Administrative and other charges	33	0	9	4	0	23	0
Total expenses	554	0	150	72	0	371	0
Fidelity Income Advantage:
Mortality and expense risk charges	42	0	8	10	0	73	0
Administrative and other charges	14	0	2	3	0	25	0
Total expenses	56	0	10	13	0	98	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	5	0	0	9	0	10
Administrative and other charges	0	1	0	0	2	0	2
Total expenses	0	6	0	0	11	0	12
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	610	6	160	85	11	469	12
Net investment income (loss)	(303)	0	22	(8)	7	1,967	65
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,302)	44	300	766	117	(605)	41
Realized gain distributions	0	0	126	53	12	146	5
Net realized gain (loss) on investments	(3,302)	44	426	819	129	(459)	46
Unrealized appreciation (depreciation)	7,934	145	2,621	766	559	272	161
Net increase (decrease) in net assets from operations	$ 4,329	$ 189	$ 3,069	$ 1,577	$ 695	$ 1,780	$ 272

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 1,677	$ 9	$ 1,451	$ 313	$ 7	$ 2,342	$ 164
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	412	0	538	97	0	1,291	0
Administrative and other charges	28	0	35	8	0	87	0
Total expenses	440	0	573	105	0	1,378	0
Fidelity Income Advantage:
Mortality and expense risk charges	33	0	53	13	0	97	0
Administrative and other charges	11	0	18	4	0	32	0
Total expenses	44	0	71	17	0	129	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	11	0	2	0	25
Administrative and other charges	0	1	3	0	0	0	6
Total expenses	0	3	14	0	2	0	31
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	484	3	658	122	2	1,507	31
Net investment income (loss)	1,193	6	793	191	5	835	133
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(175)	13	1,960	(485)	27	13,062	72
Realized gain distributions	0	0	0	0	0	14,464	1,441
Net realized gain (loss) on investments	(175)	13	1,960	(485)	27	27,526	1,513
Unrealized appreciation (depreciation)	2,603	68	8,944	1,181	10	(9,642)	(261)
Net increase (decrease) in net assets from operations	$ 3,621	$ 87	$ 11,697	$ 887	$ 42	$ 18,719	$ 1,385

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 378	$ 27	$ 28	$ 6	$ 262	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	120	0	36	0	179	0
Administrative and other charges	6	0	4	0	12	0
Total expenses	126	0	40	0	191	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	3	0	29	0
Administrative and other charges	7	0	1	0	10	0
Total expenses	29	0	4	0	39	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	1	0	1
Administrative and other charges	0	2	0	0	0	0
Total expenses	0	9	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	155	9	44	1	230	1
Net investment income (loss)	223	18	(16)	5	32	2
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	298	37	485	20	(158)	19
Realized gain distributions	617	42	133	44	732	9
Net realized gain (loss) on investments	915	79	618	64	574	28
Unrealized appreciation (depreciation)	812	356	(86)	21	2,549	91
Net increase (decrease) in net assets from operations	$ 1,950	$ 453	$ 516	$ 90	$ 3,155	$ 121

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 91	$ 1	$ 270	$ 10	$ 67	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	76	0	523	0	76	0
Administrative and other charges	4	0	34	0	4	0
Total expenses	80	0	557	0	80	0
Fidelity Income Advantage:
Mortality and expense risk charges	10	0	50	0	6	0
Administrative and other charges	3	0	17	0	2	0
Total expenses	13	0	67	0	8	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	11	0	2
Administrative and other charges	0	0	0	3	0	1
Total expenses	0	1	0	14	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	93	1	624	14	88	3
Net investment income (loss)	(2)	0	(354)	(4)	(21)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(471)	6	9,574	48	156	81
Realized gain distributions	0	0	9,146	304	1,958	68
Net realized gain (loss) on investments	(471)	6	18,720	352	2,114	149
Unrealized appreciation (depreciation)	873	25	(10,487)	128	(534)	40
Net increase (decrease) in net assets from operations	$ 400	$ 31	$ 7,879	$ 476	$ 1,559	$ 189

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Income:
Dividends	$ 97	$ 12	$ 0	$ 0	$ 150	$ 16
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	29	0	50	0	184	0
Administrative and other charges	2	0	3	0	13	0
Total expenses	31	0	53	0	197	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	7	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	1	0	5	0	9	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	1	0	2
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	1	0	1	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	32	1	58	1	206	3
Net investment income (loss)	65	11	(58)	(1)	(56)	13
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	519	2	102	14	2,793	27
Realized gain distributions	726	88	616	18	2,795	311
Net realized gain (loss) on investments	1,245	90	718	32	5,588	338
Unrealized appreciation (depreciation)	(220)	(6)	(294)	(10)	(2,864)	(272)
Net increase (decrease) in net assets from operations	$ 1,090	$ 95	$ 366	$ 21	$ 2,668	$ 79

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)
Income:
Dividends	$ 4	$ 0	$ 44	$ 2	$ 40	$ 7
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	58	0	31	0	30	0
Administrative and other charges	4	0	2	0	2	0
Total expenses	62	0	33	0	32	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	4	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	3	0	1	0	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	1	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	2	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	65	2	34	1	37	1
Net investment income (loss)	(61)	(2)	10	1	3	6
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	749	14	724	3	204	4
Realized gain distributions	0	0	73	3	639	101
Net realized gain (loss) on investments	749	14	797	6	843	105
Unrealized appreciation (depreciation)	(334)	43	(195)	82	(294)	(80)
Net increase (decrease) in net assets from operations	$ 354	$ 55	$ 612	$ 89	$ 552	$ 31

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 4	$ 1	$ 270	$ 34	$ 405	$ 456
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	101	0	66	0
Administrative and other charges	0	0	5	0	4	0
Total expenses	4	0	106	0	70	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	6	0	12	0
Administrative and other charges	0	0	2	0	4	0
Total expenses	0	0	8	0	16	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	2	0	10
Administrative and other charges	0	0	0	1	0	4
Total expenses	0	1	0	3	0	14
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	1	114	3	86	14
Net investment income (loss)	0	0	156	31	319	442
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	21	0	2,042	92	179	12
Realized gain distributions	0	0	1,576	182	21	23
Net realized gain (loss) on investments	21	0	3,618	274	200	35
Unrealized appreciation (depreciation)	28	11	446	138	164	(29)
Net increase (decrease) in net assets from operations	$ 49	$ 11	$ 4,220	$ 443	$ 683	$ 448

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 15	$ 0	$ 16	$ 20	$ 16
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2	0	1	9	0	16	0
Administrative and other charges	0	0	0	1	0	1	0
Total expenses	2	0	1	10	0	17	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	0	2	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	0	2	0	2
Administrative and other charges	0	0	0	0	1	0	1
Total expenses	0	1	0	0	3	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2	1	1	11	3	19	3
Net investment income (loss)	(2)	(1)	14	(11)	13	1	13
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	3	0	27	56	138	4
Realized gain distributions	20	15	52	0	52	58	44
Net realized gain (loss) on investments	31	18	52	27	108	196	48
Unrealized appreciation (depreciation)	(5)	0	(22)	136	72	113	103
Net increase (decrease) in net assets from operations	$ 24	$ 17	$ 44	$ 152	$ 193	$ 310	$ 164

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 15	$ 15	$ 0	$ 0	$ 28	$ 3
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	0	8	0	6	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	10	0	8	0	6	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	0	0	2
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	3	0	0	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	11	3	9	0	6	2
Net investment income (loss)	4	12	(9)	0	22	1
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	16	6	(5)	8	6
Realized gain distributions	9	9	0	0	4	0
Net realized gain (loss) on investments	55	25	6	(5)	12	6
Unrealized appreciation (depreciation)	104	110	(29)	(3)	19	31
Net increase (decrease) in net assets from operations	$ 163	$ 147	$ (32)	$ (8)	$ 53	$ 38

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 13	$ 1	$ 33	$ 1	$ 41	$ 1
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	15	0	22	0
Administrative and other charges	0	0	1	0	1	0
Total expenses	3	0	16	0	23	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	2	0	2
Administrative and other charges	0	0	0	1	0	1
Total expenses	0	1	0	3	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	1	16	3	23	3
Net investment income (loss)	10	0	17	(2)	18	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	0	102	5	108	7
Realized gain distributions	2	0	8	0	26	0
Net realized gain (loss) on investments	14	0	110	5	134	7
Unrealized appreciation (depreciation)	10	33	69	158	130	180
Net increase (decrease) in net assets from operations	$ 34	$ 33	$ 196	$ 161	$ 282	$ 185

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 36	$ 4	$ 17	$ 1	$ 15	$ 1
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	6	0	5	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	19	0	6	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	1	0	2
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	5	0	1	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	19	5	6	1	5	2
Net investment income (loss)	17	(1)	11	0	10	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	104	8	24	8	53	7
Realized gain distributions	21	0	14	0	10	0
Net realized gain (loss) on investments	125	8	38	8	63	7
Unrealized appreciation (depreciation)	110	211	36	57	3	64
Net increase (decrease) in net assets from operations	$ 252	$ 218	$ 85	$ 65	$ 76	$ 70

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class (a)	VIP - FundsManager 20% (a)	VIP - FundsManager 50% (a)
Income:
Dividends	$ 25	$ 2	$ 0	$ 1	$ 38	$ 231
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	0	3	7
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	3	7
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	2
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	0	0	0	0	3
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	1	1	9
Administrative and other charges	0	0	0	0	0	2
Total expenses	0	0	0	1	1	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	2	0	0	0	0	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	3	0	0	0	0	0
Total expenses	3	0	0	1	4	21
Net investment income (loss)	22	2	0	0	34	210
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	0	1	6	30	78
Realized gain distributions	6	1	0	0	13	172
Net realized gain (loss) on investments	7	1	1	6	43	250
Unrealized appreciation (depreciation)	41	8	18	29	(6)	444
Net increase (decrease) in net assets from operations	$ 70	$ 11	$ 19	$ 35	$ 71	$ 904

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 70% (a)	VIP - FundsManager 85% (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 200	$ 71	$ 222	$ 373	$ 93	$ 6
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	9	231	33	41	42
Administrative and other charges	1	1	15	3	3	4
Total expenses	10	10	246	36	44	46
Fidelity Income Advantage:
Mortality and expense risk charges	6	1	10	2	4	6
Administrative and other charges	2	0	3	1	1	2
Total expenses	8	1	13	3	5	8
Fidelity Personal Retirement:
Mortality and expense risk charges	7	4	2	0	1	1
Administrative and other charges	2	1	0	0	0	0
Total expenses	9	5	2	0	1	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	27	16	261	39	50	55
Net investment income (loss)	173	55	(39)	334	43	(49)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	86	3	6,751	122	574	562
Realized gain distributions	208	97	683	81	230	485
Net realized gain (loss) on investments	294	100	7,434	203	804	1,047
Unrealized appreciation (depreciation)	664	492	750	(125)	319	605
Net increase (decrease) in net assets from operations	$ 1,131	$ 647	$ 8,145	$ 412	$ 1,166	$ 1,603

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications (b)	OMIF - Large Cap Growth
Income:
Dividends	$ 0	$ 0	$ 47	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	14	53	23	45	49
Administrative and other charges	1	4	1	3	3
Total expenses	15	57	24	48	52
Fidelity Income Advantage:
Mortality and expense risk charges	1	7	3	1	3
Administrative and other charges	0	2	1	0	1
Total expenses	1	9	4	1	4
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	16	66	28	49	56
Net investment income (loss)	(16)	(66)	19	(49)	(56)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(677)	374	(259)	(37,147)	(5,237)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(677)	374	(259)	(37,147)	(5,237)
Unrealized appreciation (depreciation)	814	836	949	37,416	5,787
Net increase (decrease) in net assets from operations	$ 121	$ 1,144	$ 709	$ 220	$ 494

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets (a)
Income:
Dividends	$ 0	$ 0	$ 0	$ 21	$ 0	$ 4
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	41	30	32	14	18	3
Administrative and other charges	3	2	3	1	2	0
Total expenses	44	32	35	15	20	3
Fidelity Income Advantage:
Mortality and expense risk charges	4	3	1	1	2	0
Administrative and other charges	1	1	0	0	1	0
Total expenses	5	4	1	1	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	1
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	36	36	16	23	4
Net investment income (loss)	(49)	(36)	(36)	5	(23)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(997)	5	(1,180)	62	51	7
Realized gain distributions	0	494	0	0	0	49
Net realized gain (loss) on investments	(997)	499	(1,180)	62	51	56
Unrealized appreciation (depreciation)	1,791	(7)	1,256	245	178	249
Net increase (decrease) in net assets from operations	$ 745	$ 456	$ 40	$ 312	$ 206	$ 305

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class (a)		VIP - High Income		VIP - High Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 2,956	$ 1,657	$ 1,156	$ 11	$ 1,425	$ 3,681	$ 327	$ 62
Net realized gain (loss) on investments	0	0	0	0	(50)	93	61	0
Unrealized appreciation (depreciation)	0	0	0	0	788	(3,317)	(63)	(55)
Net increase (decrease) in net assets from operations	2,956	1,657	1,156	11	2,163	457	325	7
Contract Transactions:
Payments received from contract owners	9,532	13,657	56,715	4,066	167	651	1,868	130
Transfers between sub-accounts and the fixed account, net	12,686	5,047	(13,043)	840	(3,144)	(4,312)	1,461	727
Contract benefits	(1,014)	(929)	(8)	0	(430)	(344)	0	0
Contract terminations	(20,737)	(24,136)	(1,392)	(3)	(962)	(1,477)	0	0
Contract maintenance charges	(11)	(12)	0	0	(3)	(5)	0	0
Other transfers (to) from EFILI, net	(7)	25	(1)	1	(1)	6	(1)	(1)
Net increase (decrease) in net assets from contract transactions	449	(6,348)	42,271	4,904	(4,373)	(5,481)	3,328	856
Total increase (decrease) in net assets	3,405	(4,691)	43,427	4,915	(2,210)	(5,024)	3,653	863
Net Assets:
Beginning of period	70,696	75,387	4,915	0	23,721	28,745	863	0
End of period	$ 74,101	$ 70,696	$ 48,342	$ 4,915	$ 21,511	$ 23,721	$ 4,516	$ 863
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class (a)		VIP - Growth		VIP - Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 2,932	$ 1,023	$ 207	$ 0	$ (303)	$ (251)	$ 0	$ 0
Net realized gain (loss) on investments	16,547	6,408	942	0	(3,302)	(4,336)	44	0
Unrealized appreciation (depreciation)	934	(1,661)	153	(6)	7,934	8,371	145	(6)
Net increase (decrease) in net assets from operations	20,413	5,770	1,302	(6)	4,329	3,784	189	(6)
Contract Transactions:
Payments received from contract owners	1,139	1,300	2,189	402	462	811	1,064	196
Transfers between sub-accounts and the fixed account, net	(6,339)	(8,742)	6,016	1,658	(10,101)	(11,557)	1,918	773
Contract benefits	(1,886)	(1,476)	0	0	(996)	(691)	0	0
Contract terminations	(6,919)	(7,294)	(1)	0	(4,671)	(4,602)	(10)	0
Contract maintenance charges	(19)	(22)	0	0	(17)	(20)	0	0
Other transfers (to) from EFILI, net	(32)	(21)	0	0	(19)	24	0	0
Net increase (decrease) in net assets from contract transactions	(14,056)	(16,255)	8,204	2,060	(15,342)	(16,035)	2,972	969
Total increase (decrease) in net assets	6,357	(10,485)	9,506	2,054	(11,013)	(12,251)	3,161	963
Net Assets:
Beginning of period	116,260	126,745	2,054	0	81,528	93,779	963	0
End of period	$ 122,617	$ 116,260	$ 11,560	$ 2,054	$ 70,515	$ 81,528	$ 4,124	$ 963

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class (a)		VIP - Investment Grade Bond (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 22	$ (24)	$ (8)	$ (11)	$ 7	$ 0	$ 1,967	$ 1,906
Net realized gain (loss) on investments	426	(142)	819	313	129	0	(459)	1,449
Unrealized appreciation (depreciation)	2,621	3,416	766	756	559	50	272	(2,489)
Net increase (decrease) in net assets from operations	3,069	3,250	1,577	1,058	695	50	1,780	866
Contract Transactions:
Payments received from contract owners	(15)	0	419	439	1,740	208	433	1,488
Transfers between sub-accounts and the fixed account, net	(3,075)	(3,377)	2,328	2,451	3,115	924	(9,344)	(1,085)
Contract benefits	(350)	(125)	(144)	(56)	0	0	(1,248)	(1,341)
Contract terminations	(1,140)	(1,137)	(348)	(331)	(6)	0	(4,205)	(4,589)
Contract maintenance charges	(5)	(5)	(6)	(3)	(2)	0	(10)	(12)
Other transfers (to) from EFILI, net	3	0	10	9	3	0	(59)	(84)
Net increase (decrease) in net assets from contract transactions	(4,582)	(4,644)	2,259	2,509	4,850	1,132	(14,433)	(5,623)
Total increase (decrease) in net assets	(1,513)	(1,394)	3,836	3,567	5,545	1,182	(12,653)	(4,757)
Net Assets:
Beginning of period	20,659	22,053	7,800	4,233	1,182	0	63,258	68,015
End of period	$ 19,146	$ 20,659	$ 11,636	$ 7,800	$ 6,727	$ 1,182	$ 50,605	$ 63,258
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond Investor Class (a)		VIP - Asset Manager		VIP - Asset Manager Investor Class (a)		VIP - Index 500 (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 65	$ 0	$ 1,193	$ 1,253	$ 6	$ 0	$ 793	$ 832
Net realized gain (loss) on investments	46	0	(175)	(253)	13	0	1,960	1,055
Unrealized appreciation (depreciation)	161	14	2,603	951	68	1	8,944	1,362
Net increase (decrease) in net assets from operations	272	14	3,621	1,951	87	1	11,697	3,249
Contract Transactions:
Payments received from contract owners	4,375	727	196	685	275	153	3,176	2,081
Transfers between sub-accounts and the fixed account, net	1,647	934	(4,786)	(3,772)	1,074	122	(4,705)	(4,246)
Contract benefits	(16)	0	(1,356)	(974)	0	0	(1,039)	(836)
Contract terminations	(57)	(1)	(5,100)	(3,700)	(2)	0	(4,397)	(4,285)
Contract maintenance charges	0	0	(10)	(11)	0	0	(17)	(19)
Other transfers (to) from EFILI, net	0	1	(26)	21	0	0	25	23
Net increase (decrease) in net assets from contract transactions	5,949	1,661	(11,082)	(7,751)	1,347	275	(6,957)	(7,282)
Total increase (decrease) in net assets	6,221	1,675	(7,461)	(5,800)	1,434	276	4,740	(4,033)
Net Assets:
Beginning of period	1,675	0	63,403	69,203	276	0	84,730	88,763
End of period	$ 7,896	$ 1,675	$ 55,942	$ 63,403	$ 1,710	$ 276	$ 89,470	$ 84,730

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager: Growth (b)		VIP - Asset Manager: Growth Investor Class (a)		VIP - Contrafund (b)		VIP - Contrafund Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 191	$ 295	$ 5	$ 0	$ 835	$ (906)	$ 133	$ (1)
Net realized gain (loss) on investments	(485)	(744)	27	0	27,526	4,561	1,513	0
Unrealized appreciation (depreciation)	1,181	876	10	0	(9,642)	22,233	(261)	3
Net increase (decrease) in net assets from operations	887	427	42	0	18,719	25,888	1,385	2
Contract Transactions:
Payments received from contract owners	201	311	284	0	2,003	2,856	5,660	1,213
Transfers between sub-accounts and the fixed account, net	(1,819)	(3,018)	140	143	(19,621)	8,288	10,041	1,932
Contract benefits	(401)	(271)	0	0	(2,409)	(1,456)	0	0
Contract terminations	(547)	(927)	0	0	(8,430)	(7,797)	(113)	0
Contract maintenance charges	(3)	(5)	0	0	(39)	(37)	0	0
Other transfers (to) from EFILI, net	4	4	0	0	(27)	21	0	1
Net increase (decrease) in net assets from contract transactions	(2,565)	(3,906)	424	143	(28,523)	1,875	15,588	3,146
Total increase (decrease) in net assets	(1,678)	(3,479)	466	143	(9,804)	27,763	16,973	3,148
Net Assets:
Beginning of period	15,833	19,312	143	0	188,503	160,740	3,148	0
End of period	$ 14,155	$ 15,833	$ 609	$ 143	$ 178,699	$ 188,503	$ 20,121	$ 3,148
(In thousands)	Subaccounts Investing In:
	VIP - Balanced (b)		VIP - Balanced Investor Class (a)		VIP - Dynamic Capital Appreciation (b)		VIP - Dynamic Capital Appreciation Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 223	$ 278	$ 18	$ 0	$ (16)	$ (18)	$ 5	$ 0
Net realized gain (loss) on investments	915	99	79	0	618	72	64	0
Unrealized appreciation (depreciation)	812	468	356	4	(86)	389	21	0
Net increase (decrease) in net assets from operations	1,950	845	453	4	516	443	90	0
Contract Transactions:
Payments received from contract owners	592	1,160	3,619	682	68	83	356	27
Transfers between sub-accounts and the fixed account, net	53	961	2,679	13	211	2,191	1,234	0
Contract benefits	(364)	(238)	0	0	(68)	(22)	(17)	0
Contract terminations	(999)	(939)	(37)	0	(86)	(34)	0	0
Contract maintenance charges	(3)	(3)	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	(11)	6	(2)	0	(8)	2	0	0
Net increase (decrease) in net assets from contract transactions	(732)	947	6,259	695	116	2,220	1,573	27
Total increase (decrease) in net assets	1,218	1,792	6,712	699	632	2,663	1,663	27
Net Assets:
Beginning of period	18,348	16,556	699	0	4,394	1,731	27	0
End of period	$ 19,566	$ 18,348	$ 7,411	$ 699	$ 5,026	$ 4,394	$ 1,690	$ 27

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Growth & Income (b)		VIP - Growth & Income Investor Class (a)		VIP - Growth Opportunities (b)		VIP - Growth Opportunities Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 32	$ 237	$ 2	$ 0	$ (2)	$ 16	$ 0	$ 0
Net realized gain (loss) on investments	574	(608)	28	0	(471)	227	6	0
Unrealized appreciation (depreciation)	2,549	2,276	91	0	873	861	25	0
Net increase (decrease) in net assets from operations	3,155	1,905	121	0	400	1,104	31	0
Contract Transactions:
Payments received from contract owners	182	499	435	55	98	327	114	31
Transfers between sub-accounts and the fixed account, net	(2,983)	(5,142)	753	137	(2,988)	(1,613)	274	12
Contract benefits	(662)	(554)	0	0	(225)	(160)	0	0
Contract terminations	(1,321)	(2,139)	(3)	0	(437)	(805)	0	0
Contract maintenance charges	(6)	(7)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(22)	15	(3)	0	4	9	0	0
Net increase (decrease) in net assets from contract transactions	(4,812)	(7,328)	1,182	192	(3,550)	(2,244)	388	43
Total increase (decrease) in net assets	(1,657)	(5,423)	1,303	192	(3,150)	(1,140)	419	43
Net Assets:
Beginning of period	29,208	34,631	192	0	13,572	14,712	43	0
End of period	$ 27,551	$ 29,208	$ 1,495	$ 192	$ 10,422	$ 13,572	$ 462	$ 43
(In thousands)	Subaccounts Investing In:
	VIP - Mid Cap (b)		VIP - Mid Cap Investor Class (a)		VIP - Value Strategies (b)		VIP - Value Strategies Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (354)	$ (571)	$ (4)	$ 0	$ (21)	$ (126)	$ 0	$ 0
Net realized gain (loss) on investments	18,720	9,042	352	0	2,114	1,135	149	0
Unrealized appreciation (depreciation)	(10,487)	2,794	128	30	(534)	(906)	40	2
Net increase (decrease) in net assets from operations	7,879	11,265	476	30	1,559	103	189	2
Contract Transactions:
Payments received from contract owners	765	999	2,181	427	246	396	665	100
Transfers between sub-accounts and the fixed account, net	(9,289)	(1,692)	4,233	1,473	(2,754)	(5,565)	290	687
Contract benefits	(995)	(676)	0	0	(86)	(119)	0	0
Contract terminations	(3,903)	(3,811)	(6)	0	(691)	(902)	(6)	0
Contract maintenance charges	(17)	(14)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	21	23	2	1	5	7	1	0
Net increase (decrease) in net assets from contract transactions	(13,418)	(5,171)	6,410	1,901	(3,282)	(6,186)	950	787
Total increase (decrease) in net assets	(5,539)	6,094	6,886	1,931	(1,723)	(6,083)	1,139	789
Net Assets:
Beginning of period	74,400	68,306	1,931	0	12,211	18,294	789	0
End of period	$ 68,861	$ 74,400	$ 8,817	$ 1,931	$ 10,488	$ 12,211	$ 1,928	$ 789

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)		VIP - Utilities Investor Class (a,b)	VIP - Technology (b)		VIP - Technology Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 65	$ 37	$ 11	$ (58)	$ (30)	$ (1)	$ 0
Net realized gain (loss) on investments	1,245	239	90	718	1	32	0
Unrealized appreciation (depreciation)	(220)	(83)	(6)	(294)	533	(10)	0
Net increase (decrease) in net assets from operations	1,090	193	95	366	504	21	0
Contract Transactions:
Payments received from contract owners	28	77	71	426	119	300	57
Transfers between sub-accounts and the fixed account, net	2,746	899	2,865	(923)	(2,966)	172	164
Contract benefits	(25)	(9)	0	(422)	(44)	0	0
Contract terminations	(112)	(209)	(1)	(316)	(368)	0	0
Contract maintenance charges	(2)	(1)	0	(4)	(7)	0	0
Other transfers (to) from EFILI, net	2	2	0	12	8	(1)	0
Net increase (decrease) in net assets from contract transactions	2,637	759	2,935	(1,227)	(3,258)	471	221
Total increase (decrease) in net assets	3,727	952	3,030	(861)	(2,754)	492	221
Net Assets:
Beginning of period	2,989	2,037	0	7,170	9,924	221	0
End of period	$ 6,716	$ 2,989	$ 3,030	$ 6,309	$ 7,170	$ 713	$ 221
(In thousands)	Subaccounts Investing In:
	VIP - Energy (b)		VIP - Energy Investor Class (a,b)		VIP - Health Care (b)		VIP - Health Care Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (56)	$ (46)	$ 13	$ 2	$ (61)	$ (47)	$ (2)	$ 0
Net realized gain (loss) on investments	5,588	4,199	338	20	749	238	14	0
Unrealized appreciation (depreciation)	(2,864)	820	(272)	(22)	(334)	943	43	(2)
Net increase (decrease) in net assets from operations	2,668	4,973	79	0	354	1,134	55	(2)
Contract Transactions:
Payments received from contract owners	473	613	795	137	138	257	212	206
Transfers between sub-accounts and the fixed account, net	(4,572)	9,484	1,316	385	(2,316)	1,353	593	77
Contract benefits	(206)	(68)	0	0	(30)	(30)	(16)	0
Contract terminations	(1,035)	(1,151)	(6)	0	(574)	(301)	(3)	0
Contract maintenance charges	(18)	(39)	(2)	0	(3)	(9)	0	0
Other transfers (to) from EFILI, net	(6)	3	(1)	0	4	(1)	0	0
Net increase (decrease) in net assets from contract transactions	(5,364)	8,842	2,102	522	(2,781)	1,269	786	283
Total increase (decrease) in net assets	(2,696)	13,815	2,181	522	(2,427)	2,403	841	281
Net Assets:
Beginning of period	22,720	8,905	522	0	9,481	7,078	281	0
End of period	$ 20,024	$ 22,720	$ 2,703	$ 522	$ 7,054	$ 9,481	$ 1,122	$ 281

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Financial Services (b)		VIP - Financial Services Investor Class (a)		VIP - Industrials (b)		VIP - Industrials Investor Class (a,b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 10	$ 19	$ 1	$ 0	$ 3	$ (8)	$ 6	$ 0
Net realized gain (loss) on investments	797	316	6	0	843	701	105	3
Unrealized appreciation (depreciation)	(195)	(144)	82	0	(294)	(276)	(80)	(3)
Net increase (decrease) in net assets from operations	612	191	89	0	552	417	31	0
Contract Transactions:
Payments received from contract owners	80	75	210	19	32	117	76	35
Transfers between sub-accounts and the fixed account, net	329	(537)	653	118	24	(4)	762	0
Contract benefits	(24)	(54)	0	0	(47)	(21)	0	0
Contract terminations	(94)	(194)	0	0	(64)	(174)	0	0
Contract maintenance charges	(2)	(2)	0	0	(4)	(2)	0	0
Other transfers (to) from EFILI, net	2	1	(1)	0	20	1	(2)	1
Net increase (decrease) in net assets from contract transactions	291	(711)	862	137	(39)	(83)	836	36
Total increase (decrease) in net assets	903	(520)	951	137	513	334	867	36
Net Assets:
Beginning of period	3,549	4,069	137	0	3,793	3,459	36	0
End of period	$ 4,452	$ 3,549	$ 1,088	$ 137	$ 4,306	$ 3,793	$ 903	$ 36
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)		VIP - Consumer Discretionary Investor Class (a,b)		VIP - Real Estate (b)		VIP - Real Estate Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 0	$ (5)	$ 0	$ 0	$ 156	$ 208	$ 31	$ 4
Net realized gain (loss) on investments	21	29	0	0	3,618	1,802	274	9
Unrealized appreciation (depreciation)	28	(24)	11	0	446	(497)	138	(13)
Net increase (decrease) in net assets from operations	49	0	11	0	4,220	1,513	443	0
Contract Transactions:
Payments received from contract owners	28	23	10	25	229	471	470	21
Transfers between sub-accounts and the fixed account, net	323	(232)	117	0	1,447	311	5,053	155
Contract benefits	(12)	(2)	0	0	(122)	(90)	0	0
Contract terminations	(31)	(63)	0	0	(696)	(729)	0	0
Contract maintenance charges	(1)	0	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	0	0	(1)	0	8	7	1	0
Net increase (decrease) in net assets from contract transactions	307	(274)	126	25	863	(33)	5,524	176
Total increase (decrease) in net assets	356	(274)	137	25	5,083	1,480	5,967	176
Net Assets:
Beginning of period	446	720	25	0	12,132	10,652	176	0
End of period	$ 802	$ 446	$ 162	$ 25	$ 17,215	$ 12,132	$ 6,143	$ 176

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Strategic Income (b)		VIP - Strategic Income Investor Class (a)		VIP - Aggressive Growth (a)		VIP - Aggressive Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 319	$ 365	$ 442	$ 34	$ (2)	$ (1)	$ (1)	$ 0
Net realized gain (loss) on investments	200	243	35	5	31	20	18	0
Unrealized appreciation (depreciation)	164	(398)	(29)	(31)	(5)	1	0	0
Net increase (decrease) in net assets from operations	683	210	448	8	24	20	17	0
Contract Transactions:
Payments received from contract owners	402	957	4,837	850	0	4	97	9
Transfers between sub-accounts and the fixed account, net	(1,698)	4,115	4,468	(6)	59	307	180	0
Contract benefits	(158)	(69)	0	0	(1)	(1)	0	0
Contract terminations	(718)	(448)	(1)	0	(1)	(5)	0	0
Contract maintenance charges	(2)	(1)	0	0	0	0	0	0
Other transfers (to) from EFILI, net	3	7	1	0	0	2	0	(1)
Net increase (decrease) in net assets from contract transactions	(2,171)	4,561	9,305	844	57	307	277	8
Total increase (decrease) in net assets	(1,488)	4,771	9,753	852	81	327	294	8
Net Assets:
Beginning of period	10,736	5,965	852	0	327	0	8	0
End of period	$ 9,248	$ 10,736	$ 10,605	$ 852	$ 408	$ 327	$ 302	$ 8
(In thousands)	Subaccounts Investing In:
	VIP - International Capital Appreciation (a)		VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 14	$ 0	$ (11)	$ 13	$ 1
Net realized gain (loss) on investments	52	2	27	108	0
Unrealized appreciation (depreciation)	(22)	30	136	72	19
Net increase (decrease) in net assets from operations	44	32	152	193	20
Contract Transactions:
Payments received from contract owners	20	63	96	1,061	150
Transfers between sub-accounts and the fixed account, net	(513)	357	1,864	589	247
Contract benefits	(1)	0	(10)	(17)	0
Contract terminations	0	(3)	(1)	(5)	0
Contract maintenance charges	0	0	0	0	0
Other transfers (to) from EFILI, net	1	0	(18)	1	0
Net increase (decrease) in net assets from contract transactions	(493)	417	1,931	1,629	397
Total increase (decrease) in net assets	(449)	449	2,083	1,822	417
Net Assets:
Beginning of period	449	0	0	417	0
End of period	$ 0	$ 449	$ 2,083	$ 2,239	$ 417

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders (a)		VIP - Value Leaders Investor Class (a)		VIP - Value (a)		VIP - Value Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 1	$ 4	$ 13	$ 0	$ 4	$ 1	$ 12	$ 0
Net realized gain (loss) on investments	196	7	48	0	55	8	25	0
Unrealized appreciation (depreciation)	113	74	103	0	104	13	110	0
Net increase (decrease) in net assets from operations	310	85	164	0	163	22	147	0
Contract Transactions:
Payments received from contract owners	18	15	619	61	140	151	941	147
Transfers between sub-accounts and the fixed account, net	155	2,097	1,158	10	698	573	660	4
Contract benefits	(19)	(5)	0	0	(46)	(2)	0	0
Contract terminations	(266)	0	0	0	(37)	(37)	(7)	0
Contract maintenance charges	(1)	0	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	1	0	0	0	(1)	1	0	0
Net increase (decrease) in net assets from contract transactions	(112)	2,107	1,777	71	753	686	1,594	151
Total increase (decrease) in net assets	198	2,192	1,941	71	916	708	1,741	151
Net Assets:
Beginning of period	2,192	0	71	0	708	0	151	0
End of period	$ 2,390	$ 2,192	$ 2,012	$ 71	$ 1,624	$ 708	$ 1,892	$ 151
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock (a)		VIP - Growth Stock Investor Class (a)		VIP - Freedom Income (a)		VIP - Freedom Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (9)	$ (5)	$ 0	$ 0	$ 22	$ 5	$ 1	$ 0
Net realized gain (loss) on investments	6	3	(5)	0	12	2	6	0
Unrealized appreciation (depreciation)	(29)	35	(3)	0	19	5	31	6
Net increase (decrease) in net assets from operations	(32)	33	(8)	0	53	12	38	6
Contract Transactions:
Payments received from contract owners	1	0	63	3	22	65	224	451
Transfers between sub-accounts and the fixed account, net	(976)	1,458	0	35	192	742	139	0
Contract benefits	(9)	(5)	0	0	0	0	0	0
Contract terminations	(79)	(2)	0	0	(32)	(92)	(36)	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	2	0	1	(1)	0	0	0
Net increase (decrease) in net assets from contract transactions	(1,064)	1,453	63	39	181	715	327	451
Total increase (decrease) in net assets	(1,096)	1,486	55	39	234	727	365	457
Net Assets:
Beginning of period	1,486	0	39	0	727	0	457	0
End of period	$ 390	$ 1,486	$ 94	$ 39	$ 961	$ 727	$ 822	$ 457

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)		VIP - Freedom 2005 Investor Class (a)		VIP - Freedom 2010 (a)		VIP - Freedom 2010 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 10	$ 1	$ 0	$ 0	$ 17	$ 7	$ (2)	$ 0
Net realized gain (loss) on investments	14	10	0	0	110	11	5	0
Unrealized appreciation (depreciation)	10	4	33	0	69	24	158	0
Net increase (decrease) in net assets from operations	34	15	33	0	196	42	161	0
Contract Transactions:
Payments received from contract owners	0	175	291	0	72	827	1,726	124
Transfers between sub-accounts and the fixed account, net	328	137	0	106	168	1,581	579	17
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(10)	(185)	0	0	(742)	(154)	(54)	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	0	0	0	0	0	1	(1)
Net increase (decrease) in net assets from contract transactions	317	127	291	106	(502)	2,254	2,252	140
Total increase (decrease) in net assets	351	142	324	106	(306)	2,296	2,413	140
Net Assets:
Beginning of period	142	0	106	0	2,296	0	140	0
End of period	$ 493	$ 142	$ 430	$ 106	$ 1,990	$ 2,296	$ 2,553	$ 140
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015 (a)		VIP - Freedom 2015 Investor Class (a)		VIP - Freedom 2020 (a)		VIP - Freedom 2020 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 18	$ 9	$ (2)	$ 0	$ 17	$ 7	$ (1)	$ 0
Net realized gain (loss) on investments	134	0	7	0	125	3	8	0
Unrealized appreciation (depreciation)	130	71	180	3	110	79	211	3
Net increase (decrease) in net assets from operations	282	80	185	3	252	89	218	3
Contract Transactions:
Payments received from contract owners	800	119	1,684	91	321	7	1,848	166
Transfers between sub-accounts and the fixed account, net	695	2,258	1,131	21	202	1,929	1,694	1
Contract benefits	0	0	0	0	(1)	0	0	0
Contract terminations	(657)	0	(12)	0	(393)	0	0	0
Contract maintenance charges	0	0	0	0	(2)	0	0	0
Other transfers (to) from EFILI, net	0	0	0	0	1	(1)	1	0
Net increase (decrease) in net assets from contract transactions	838	2,377	2,803	112	128	1,935	3,543	167
Total increase (decrease) in net assets	1,120	2,457	2,988	115	380	2,024	3,761	170
Net Assets:
Beginning of period	2,457	0	115	0	2,024	0	170	0
End of period	$ 3,577	$ 2,457	$ 3,103	$ 115	$ 2,404	$ 2,024	$ 3,931	$ 170

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025 (a)		VIP - Freedom 2025 Investor Class (a)		VIP - Freedom 2030 (a)		VIP - Freedom 2030 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 11	$ 1	$ 0	$ 0	$ 10	$ 1	$ (1)	$ 0
Net realized gain (loss) on investments	38	0	8	0	63	1	7	0
Unrealized appreciation (depreciation)	36	16	57	4	3	27	64	0
Net increase (decrease) in net assets from operations	85	17	65	4	76	29	70	0
Contract Transactions:
Payments received from contract owners	130	2	222	121	25	32	723	1
Transfers between sub-accounts and the fixed account, net	454	328	394	51	521	454	279	7
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	0	0	(23)	0	(120)	(10)	0	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	0	0	0	0	0	0	0
Net increase (decrease) in net assets from contract transactions	584	330	593	172	426	476	1,002	8
Total increase (decrease) in net assets	669	347	658	176	502	505	1,072	8
Net Assets:
Beginning of period	347	0	176	0	505	0	8	0
End of period	$ 1,016	$ 347	$ 834	$ 176	$ 1,007	$ 505	$ 1,080	$ 8
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)	VIP - Freedom Lifetime Income II (a)	VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class(a)	VIP - FundsManager 20% (a)	VIP - FundsManager 50% (a)
	12/31/06	12/31/06	12/31/06	12/31/06	12/31/06	12/31/06
Operations:
Net investment income (loss)	$ 27	$ 2	$ 0	$ 0	$ 34	$ 210
Net realized gain (loss) on investments	2	1	1	6	43	250
Unrealized appreciation (depreciation)	41	8	18	29	(6)	444
Net increase (decrease) in net assets from operations	70	11	19	35	71	904
Contract Transactions:
Payments received from contract owners	0	0	48	268	1,668	8,300
Transfers between sub-accounts and the fixed account, net	1,486	185	333	638	1,164	10,771
Contract benefits	(22)	(2)	(1)	0	(4)	(15)
Contract terminations	0	0	(1)	0	0	(72)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	0	0	(1)	2	13
Net increase (decrease) in net assets from contract transactions	1,464	183	379	905	2,830	18,997
Total increase (decrease) in net assets	1,534	194	398	940	2,901	19,901
Net Assets:
Beginning of period	0	0	0	0	0	0
End of period	$ 1,534	$ 194	$ 398	$ 940	$ 2,901	$ 19,901

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 70% (a)	VIP - FundsManager 85% (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/06	12/31/06	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 173	$ 55	$ (39)	$ (88)	$ 334	$ 376	$ 43	$ 15
Net realized gain (loss) on investments	294	100	7,434	1,244	203	199	804	204
Unrealized appreciation (depreciation)	664	492	750	4,778	(125)	13	319	97
Net increase (decrease) in net assets from operations	1,131	647	8,145	5,934	412	588	1,166	316
Contract Transactions:
Payments received from contract owners	8,364	3,865	523	304	122	220	233	177
Transfers between sub-accounts and the fixed account, net	11,549	5,179	(1,344)	10,307	(1,601)	90	(559)	(175)
Contract benefits	(46)	(30)	(362)	(258)	(36)	(29)	(72)	(70)
Contract terminations	(40)	(10)	(557)	(550)	(117)	(98)	(137)	(241)
Contract maintenance charges	0	(1)	(5)	(3)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	4	16	6	2	2	(13)	3	1
Net increase (decrease) in net assets from contract transactions	19,831	9,019	(1,739)	9,802	(1,631)	169	(533)	(309)
Total increase (decrease) in net assets	20,962	9,666	6,406	15,736	(1,219)	757	633	7
Net Assets:
Beginning of period	0	0	30,287	14,551	5,680	4,923	6,280	6,273
End of period	$ 20,962	$ 9,666	$ 36,693	$ 30,287	$ 4,461	$ 5,680	$ 6,913	$ 6,280
(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		OMIF - Growth II (b)		OMIF - Small Cap (b)		OMIF - Select Value (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (49)	$ 24	$ (16)	$ (20)	$ (66)	$ (80)	$ 19	$ 45
Net realized gain (loss) on investments	1,047	191	(677)	(2,019)	374	199	(259)	(304)
Unrealized appreciation (depreciation)	605	265	814	2,250	836	(120)	949	405
Net increase (decrease) in net assets from operations	1,603	480	121	211	1,144	(1)	709	146
Contract Transactions:
Payments received from contract owners	261	175	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	3,832	408	(306)	(882)	(1,801)	(1,923)	(1,024)	(787)
Contract benefits	(81)	(58)	(25)	(7)	(108)	(97)	(35)	(59)
Contract terminations	(186)	(151)	(85)	(169)	(473)	(614)	(272)	(272)
Contract maintenance charges	(1)	(1)	(1)	(1)	(2)	(2)	(1)	(1)
Other transfers (to) from EFILI, net	4	2	1	0	(14)	5	1	3
Net increase (decrease) in net assets from contract transactions	3,829	375	(416)	(1,059)	(2,398)	(2,631)	(1,331)	(1,116)
Total increase (decrease) in net assets	5,432	855	(295)	(848)	(1,254)	(2,632)	(622)	(970)
Net Assets:
Beginning of period	5,222	4,367	2,069	2,917	8,688	11,320	3,831	4,801
End of period	$ 10,654	$ 5,222	$ 1,774	$ 2,069	$ 7,434	$ 8,688	$ 3,209	$ 3,831

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications (b)		OMIF - Large Cap Growth (b)		WFAF - Advantage VT Discovery (b)		WFAF - Advantage VT Opportunity (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (49)	$ (63)	$ (56)	$ (69)	$ (49)	$ (52)	$ (36)	$ (40)
Net realized gain (loss) on investments	(37,147)	(11,914)	(5,237)	(9,208)	(997)	(1,592)	499	(135)
Unrealized appreciation (depreciation)	37,416	12,471	5,787	9,450	1,791	2,115	(7)	482
Net increase (decrease) in net assets from operations	220	494	494	173	745	471	456	307
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,433)	(2,285)	(1,385)	(2,563)	(685)	(1,185)	(762)	(967)
Contract benefits	(112)	(68)	(167)	(68)	(385)	(38)	(71)	(63)
Contract terminations	(604)	(590)	(536)	(521)	(196)	(314)	(174)	(331)
Contract maintenance charges	(4)	(6)	(2)	(3)	(2)	(2)	(1)	(2)
Other transfers (to) from EFILI, net	0	0	2	(1)	1	1	2	2
Net increase (decrease) in net assets from contract transactions	(2,153)	(2,949)	(2,088)	(3,156)	(1,267)	(1,538)	(1,006)	(1,361)
Total increase (decrease) in net assets	(1,933)	(2,455)	(1,594)	(2,983)	(522)	(1,067)	(550)	(1,054)
Net Assets:
Beginning of period	7,284	9,739	7,869	10,852	6,066	7,133	4,681	5,735
End of period	$ 5,351	$ 7,284	$ 6,275	$ 7,869	$ 5,544	$ 6,066	$ 4,131	$ 4,681
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Core I (b)		CST - International Focus		CST - Global Small Cap Focus (b)		Lazard - Retirement Emerging Markets (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06
Operations:
Net investment income (loss)	$ (36)	$ (48)	$ 5	$ 0	$ (23)	$ (16)	$ 0
Net realized gain (loss) on investments	(1,180)	(88)	62	(66)	51	92	56
Unrealized appreciation (depreciation)	1,256	(135)	245	292	178	179	249
Net increase (decrease) in net assets from operations	40	(271)	312	226	206	255	305
Contract Transactions:
Payments received from contract owners	39	174	8	16	59	33	204
Transfers between sub-accounts and the fixed account, net	(1,007)	(2,698)	26	132	(219)	107	3,001
Contract benefits	(41)	(42)	(7)	(6)	(27)	(17)	(3)
Contract terminations	(213)	(436)	(37)	(67)	(100)	(219)	(33)
Contract maintenance charges	(1)	(1)	(1)	0	(1)	(1)	0
Other transfers (to) from EFILI, net	0	3	1	0	3	2	3
Net increase (decrease) in net assets from contract transactions	(1,223)	(3,000)	(10)	75	(285)	(95)	3,172
Total increase (decrease) in net assets	(1,183)	(3,271)	302	301	(79)	160	3,477
Net Assets:
Beginning of period	4,500	7,771	1,831	1,530	2,317	2,157	0
End of period	$ 3,317	$ 4,500	$ 2,133	$ 1,831	$ 2,238	$ 2,317	$ 3,477

(a) New fund. See Note 1
b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp., on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income variable annuity contracts. The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. The Fidelity Personal Retirement and Fidelity Freedom Lifetime Income variable annuity contracts began funding the Account in 2005 and 2006, respectively. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")

During 2006, the following Underlying Funds were added:

VIP - International Capital Appreciation, Class R
VIP - Freedom Lifetime Income I
VIP - Freedom Lifetime Income II
VIP - Freedom Lifetime Income III
VIP - Disciplined Small Cap
VIP - Disciplined Small Cap Investor Class
VIP - FundsManager 20%
VIP - FundsManager 50%
VIP - FundsManager 70%
VIP - FundsManager 85%
Lazard - Retirement Emerging Markets

The Underlying Funds added during 2006 commenced operations on May 1, 2006.

During 2006, the following Underlying Funds were renamed:

Old Name	New Name
VIP - Consumer Industries	VIP - Consumer Discretionary
VIP - Consumer Industries Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Cyclical Industries	VIP - Industrials
VIP - Cyclical Industries Investor Class	VIP - Industrials Investor Class
VIP - Natural Resources	VIP - Energy
VIP - Natural Resources Investor Class	VIP - Energy Investor Class
VIP - Telecom & Utilities	VIP - Utilities
VIP - Telecom & Utilities Investor Class	VIP - Utilities Investor Class
OMIF - Technologies & Communications	OMIF - Columbus Circle Technology & Communications
WFAF - Discovery	WFAF - Advantage VT Discovery
WFAF - Opportunity	WFAF - Advantage VT Opportunity
CST - Small Cap Growth	CST - Small Cap Core I

Effective March 1, 2006, all of the shares in the initial share class of the VIP - International Capital Appreciation Fund were transferred to the redemption share class of the VIP - International Capital Appreciation Fund. The investment objectives and strategies of the two funds are substantially the same.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

During 2005, the Fidelity Variable Insurance Products Funds ("Investor Class") was added to the fund group and the following fund groups were renamed:

Old Name	New Name
Fidelity Variable Insurance Products Funds II	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds III	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds IV	Fidelity Variable Insurance Products Funds
PBHG Insurance Series Funds	Old Mutual Insurance Series Fund
Strong Variable Insurance Funds	Wells Fargo Advantage Variable Trust Funds

During 2005, the following Underlying Funds were added:

VIP - Money Market Investor Class	VIP - Aggressive Growth
VIP - High Income Investor Class	VIP - Aggressive Growth Investor Class
VIP - Equity-Income Investor Class	VIP - International Capital Appreciation
VIP - Growth Investor Class	VIP - International Capital Appreciation Investor Class
VIP - Overseas, Class R Investor Class	VIP - Value Leaders
VIP - Investment Grade Bond Investor Class	VIP - Value Leaders Investor Class
VIP - Asset Manager Investor Class	VIP - Value
VIP - Asset Manager: Growth Investor Class	VIP - Value Investor Class
VIP - Contrafund Investor Class	VIP - Growth Stock
VIP - Balanced Investor Class	VIP - Growth Stock Investor Class
VIP - Dynamic Capital Appreciation Investor Class	VIP - Freedom Income
VIP - Growth & Income Investor Class	VIP - Freedom Income Investor Class
VIP - Growth Opportunities Investor Class	VIP - Freedom 2005
VIP - Mid Cap Investor Class	VIP - Freedom 2005 Investor Class
VIP - Value Strategies Investor Class	VIP - Freedom 2010
VIP - Telecomm. and Utilities Growth Investor Class	VIP - Freedom 2010 Investor Class
VIP - Technology Investor Class	VIP - Freedom 2015
VIP - Natural Resources Investor Class	VIP - Freedom 2015 Investor Class
VIP - Health Care Investor Class	VIP - Freedom 2020
VIP - Financial Services Investor Class	VIP - Freedom 2020 Investor Class
VIP - Cyclical Industries Investor Class	VIP - Freedom 2025
VIP - Consumer Industries Investor Class	VIP - Freedom 2025 Investor Class
VIP - Real Estate Investor Class	VIP - Freedom 2030
VIP - Strategic Income Investor Class	VIP - Freedom 2030 Investor Class

The VIP and VIP Investor Class funds added during 2005 commenced operations on July 1, 2005 and August 15, 2005, respectively.

During 2005, the VIP Telecomm. and Utilities Growth Investor Class Fund recorded an increase in net assets of $246. As of December 31, 2005, total net assets and units outstanding were $246 and 25, respectively. As the primary financial statements are presented in thousands, this sub-account has not been reflected.

During 2005, the following Underlying Funds were renamed:

Old Name	New Name
VIP II - Investment Grade Bond	VIP - Investment Grade Bond
VIP II - Asset Manager	VIP - Asset Manager
VIP II - Index 500	VIP - Index 500
VIP II - Asset Manager: Growth	VIP - Asset Manager: Growth
VIP II - Contrafund	VIP - Contrafund
VIP III - Balanced	VIP - Balanced
VIP III - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation
VIP III - Growth & Income	VIP - Growth & Income
VIP III - Growth Opportunities	VIP - Growth Opportunities
VIP III - Mid Cap	VIP - Mid Cap
VIP III - Value Strategies	VIP - Value Strategies
VIP IV - Telecomm. and Utilities Growth	VIP - Telecomm. and Utilities Growth
VIP IV - Technology	VIP - Technology
VIP IV - Natural Resources	VIP - Natural Resources
VIP IV - Heath Care	VIP - Heath Care

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

Old Name	New Name
VIP IV - Financial Services	VIP - Financial Services
VIP IV - Cyclical Industries	VIP - Cyclical Industries
VIP IV - Consumer Industries	VIP - Consumer Industries
VIP IV - Real Estate	VIP - Real Estate
VIP IV - Strategic Income	VIP - Strategic Income
PBHG - Growth II	OMIF - Growth II
PBHG - Small Cap	OMIF - Small Cap
PBHG - Select Value	OMIF - Select Value
PBHG - Technology & Communications	OMIF - Technologies & Communications
PBHG - Select 20	OMIF - Large Cap Growth
SVIF - Mid Cap Growth Fund II	WFAF - Discovery
SVIF - Opportunity Fund II	WFAF - Opportunity
CST - Post Venture Capital	CST - Global Small Cap Focus

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed for contracts based on the 1983 Basic and 1983a Individual Annuitant Mortality Tables. For variable payout annuity contracts, the assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $11,100 represents seed money held in the subaccounts as of December 31, 2006.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Tranactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Health Care Investor Class
VIP - Overseas, Class R Investor Class	VIP - Financial Services
VIP - Utilities	VIP - Financial Services Investor Class
VIP - Utilities Investor Class	VIP - Industrials
VIP - Technology	VIP - Industrials Investor Class
VIP - Technology Investor Class	VIP - Consumer Discretionary
VIP - Energy	VIP - Consumer Discretionary Investor Class
VIP - Energy Investor Class	VIP - International Capital Appreciation, Class R
VIP - Health Care	VIP - International Capital Appreciation Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP portfolios. In 2005, EFILI entered into service agreements with FIIOC and Fidelity Distributors Corporation, respectively, under which EFILI provides certain shareholder account services with respect to VIP Investor Class shares.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2006 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2006:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$59,797	$56,392
VIP - Money Market Investor Class	57,781	14,354
VIP - High Income	4,611	7,610
VIP - High Income Investor Class	4,988	1,272
VIP - Equity-Income	22,928	17,506
VIP - Equity-Income Investor Class	9,830	477
VIP - Growth	1,644	20,592
VIP - Growth Investor Class	3,805	790
VIP - Overseas	310	4,444
VIP - Overseas, Class R	5,506	2,437
VIP - Overseas, Class R Investor Class	6,019	1,034
VIP - Investment Grade Bond	4,237	17,163
VIP - Investment Grade Bond Investor Class	7,638	1,578
VIP - Asset Manager	2,050	12,115
VIP - Asset Manager Investor Class	1,657	290
VIP - Index 500	12,667	16,871
VIP - Asset Manager: Growth	1,044	3,903
VIP - Asset Manager: Growth Investor Class	1,069	614
VIP - Contrafund	21,398	21,560
VIP - Contrafund Investor Class	18,298	1,064
VIP - Balanced	4,760	4,356
VIP - Balanced Investor Class	6,970	613
VIP - Dynamic Capital Appreciation	3,516	2,798
VIP - Dynamic Capital Appreciation Investor Class	2,186	544
VIP - Growth & Income	1,637	5,839
VIP - Growth & Income Investor Class	1,635	424
VIP - Growth Opportunities	476	4,499
VIP - Growth Opportunities Investor Class	579	185
VIP - Mid Cap	20,901	15,954
VIP - Mid Cap Investor Class	7,851	1,093
VIP - Value Strategies	2,864	4,053
VIP - Value Strategies Investor Class	2,240	1,141
VIP - Utilities (b)	8,665	4,717
VIP - Utilities Investor Class (b)	3,047	11
VIP - Technology	3,260	3,828
VIP - Technology Investor Class	747	245
VIP - Energy (b)	11,733	11,565
VIP - Energy Investor Class (b)	3,110	657
VIP - Health Care	1,492	3,584
VIP - Health Care Investor Class	1,197	398
VIP - Financial Services	4,630	3,531
VIP - Financial Services Investor Class	922	54
VIP - Industrials (b)	2,475	1,669
VIP - Industrials Investor Class (b)	1,100	152
VIP - Consumer Discretionary (b)	478	149
VIP - Consumer Discretionary Investor Class (b)	127	0
VIP - Real Estate	10,823	6,187
VIP - Real Estate Investor Class	6,269	440

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$2,654	$4,307
VIP - Strategic Income Investor Class	10,286	503
VIP - Aggressive Growth	289	204
VIP - Aggressive Growth Investor Class	468	175
VIP - International Capital Appreciation	1,065	1,484
VIP - International Capital Appreciation, Class R (a)	2,319	370
VIP - International Capital Appreciation Investor Class	2,377	627
VIP - Value Leaders	1,365	1,280
VIP - Value Leaders Investor Class	1,935	97
VIP - Value	1,400	587
VIP - Value Investor Class	1,922	291
VIP - Growth Stock	211	1,277
VIP - Growth Stock Investor Class	364	306
VIP - Freedom Income	454	239
VIP - Freedom Income Investor Class	515	181
VIP - Freedom 2005	556	215
VIP - Freedom 2005 Investor Class	292	1
VIP - Freedom 2010	1,568	1,944
VIP - Freedom 2010 Investor Class	2,390	136
VIP - Freedom 2015	2,398	1,409
VIP - Freedom 2015 Investor Class	2,939	130
VIP - Freedom 2020	1,320	1,050
VIP - Freedom 2020 Investor Class	3,645	95
VIP - Freedom 2025	924	291
VIP - Freedom 2025 Investor Class	783	182
VIP - Freedom 2030	1,238	740
VIP - Freedom 2030 Investor Class	1,292	284
VIP - Freedom Lifetime Income I (a)	1,517	23
VIP - Freedom Lifetime Income II (a)	189	2
VIP - Disciplined Small Cap (a)	403	22
VIP - Disciplined Small Cap Investor Class (a)	1,060	148
VIP - FundsManager 20% (a)	3,875	968
VIP - FundsManager 50% (a)	21,420	1,963
VIP - FundsManager 70% (a)	21,996	1,697
VIP - FundsManager 85% (a)	9,435	262
UIF - Emerging Markets Equity	31,914	26,258
UIF - Emerging Markets Debt	1,719	2,813
UIF - Global Value Equity	3,406	3,093
UIF - International Magnum	7,434	2,607
OMIF - Growth II	0	1,109
OMIF - Small Cap	6	2,095
OMIF - Select Value	48	1,619
OMIF - Columbus Circle Technology & Communications (b)	3	39,352
OMIF - Large Cap Growth	2	7,383
WFAF - Advantage VT Discovery (b)	1	2,313
WFAF - Advantage VT Opportunity (b)	496	1,039
CST - Small Cap Core I (b)	1,402	3,841
CST - International Focus	1,142	1,086
CST - Global Small Cap Focus	1,161	1,418
Lazard - Retirement Emerging Markets (a)	3,422	195

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2006:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	74,107	$ 74,107	$ 1.00
VIP - Money Market Investor Class	48,347	48,347	1.00
VIP - High Income	3,387	32,321	6.35
VIP - High Income Investor Class	712	4,634	6.34
VIP - Equity-Income	4,680	113,904	26.20
VIP - Equity-Income Investor Class	442	11,413	26.15
VIP - Growth	1,966	94,790	35.87
VIP - Growth Investor Class	115	3,984	35.78
VIP - Overseas	799	18,785	23.96
VIP - Overseas, Class R	486	9,702	23.92
VIP - Overseas, Class R Investor Class	281	6,118	23.91
VIP - Investment Grade Bond	3,966	52,945	12.76
VIP - Investment Grade Bond Investor Class	620	7,720	12.74
VIP - Asset Manager	3,561	58,496	15.71
VIP - Asset Manager Investor Class	109	1,641	15.67
VIP - Index 500	554	82,719	161.36
VIP - Asset Manager: Growth	1,041	17,072	13.60
VIP - Asset Manager: Growth Investor Class	45	598	13.56
VIP - Contrafund	5,678	142,996	31.47
VIP - Contrafund Investor Class	641	20,378	31.41
VIP - Balanced	1,252	18,820	15.64
VIP - Balanced Investor Class	475	7,051	15.59
VIP - Dynamic Capital Appreciation	523	4,758	9.61
VIP - Dynamic Capital Appreciation Investor Class	176	1,669	9.61
VIP - Growth & Income	1,709	27,446	16.12
VIP - Growth & Income Investor Class	93	1,403	16.07
VIP - Growth Opportunities	574	12,280	18.16
VIP - Growth Opportunities Investor Class	26	437	18.11
VIP - Mid Cap	1,980	58,067	34.77
VIP - Mid Cap Investor Class	254	8,659	34.69
VIP - Value Strategies	779	10,407	13.47
VIP - Value Strategies Investor Class	144	1,886	13.43
VIP - Utilities (b)	595	6,918	11.29
VIP - Utilities Investor Class (b)	269	3,037	11.26
VIP - Technology	608	6,244	10.37
VIP - Technology Investor Class	69	723	10.34
VIP - Energy (b)	1,052	21,268	19.04
VIP - Energy Investor Class (b)	142	2,996	19.00
VIP - Health Care	536	6,211	13.17
VIP - Health Care Investor Class	85	1,081	13.14
VIP - Financial Services	305	4,250	14.60
VIP - Financial Services Investor Class	75	1,005	14.57
VIP - Industrials (b)	310	4,513	13.90
VIP - Industrials Investor Class (b)	65	986	13.86
VIP - Consumer Discretionary (b)	62	745	12.84
VIP - Consumer Discretionary Investor Class (b)	13	152	12.83
VIP - Real Estate	757	15,906	22.74
VIP - Real Estate Investor Class	271	6,018	22.69

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Strategic Income	864	$ 9,226	$ 10.70
VIP - Strategic Income Investor Class	992	10,665	10.69
VIP - Aggressive Growth	43	411	9.44
VIP - Aggressive Growth Investor Class	32	302	9.41
VIP - International Capital Appreciation, Class R	164	1,948	12.68
VIP - International Capital Appreciation Investor Class	177	2,148	12.65
VIP - Value Leaders	161	2,202	14.81
VIP - Value Leaders Investor Class	136	1,909	14.80
VIP - Value	114	1,507	14.28
VIP - Value Investor Class	133	1,782	14.26
VIP - Growth Stock	32	384	12.07
VIP - Growth Stock Investor Class	8	96	12.05
VIP - Freedom Income	90	936	10.71
VIP - Freedom Income Investor Class	76	785	10.78
VIP - Freedom 2005	43	479	11.41
VIP - Freedom 2005 Investor Class	38	397	11.17
VIP - Freedom 2010	172	1,897	11.59
VIP - Freedom 2010 Investor Class	228	2,394	11.19
VIP - Freedom 2015	300	3,375	11.93
VIP - Freedom 2015 Investor Class	272	2,920	11.40
VIP - Freedom 2020	199	2,215	12.10
VIP - Freedom 2020 Investor Class	341	3,717	11.53
VIP - Freedom 2025	83	964	12.18
VIP - Freedom 2025 Investor Class	72	773	11.62
VIP - Freedom 2030	81	976	12.44
VIP - Freedom 2030 Investor Class	92	1,015	11.72
VIP - Freedom Lifetime Income I	140	1,494	10.98
VIP - Freedom Lifetime Income II	17	186	11.36
VIP - Disciplined Small Cap	34	381	11.56
VIP - Disciplined Small Cap Investor Class	81	912	11.55
VIP - FundsManager 20%	281	2,907	10.34
VIP - FundsManager 50%	1,894	19,457	10.52
VIP - FundsManager 70%	1,970	20,299	10.64
VIP - FundsManager 85%	902	9,173	10.72
UIF - Emerging Markets Equity	1,878	31,883	19.53
UIF - Emerging Markets Debt	500	4,540	8.92
UIF - Global Value Equity	407	6,033	16.99
UIF - International Magnum	747	9,630	14.26
OMIF - Growth II	142	4,763	12.51
OMIF - Small Cap	309	5,821	24.07
OMIF - Select Value	602	22,780	17.64
OMIF - Columbus Circle Technology & Communications (b)	2,004	115,480	2.67
OMIF - Large Cap Growth	182	3,297	10.42
WFAF - Advantage VT Discovery (b)	337	10,115	16.44
WFAF - Advantage VT Opportunity (b)	172	4,668	24.02
CST - Small Cap Core I (b)	213	7,003	15.60
CST - International Focus	155	2,477	13.74
CST - Global Small Cap Focus	153	2,990	14.67
Lazard - Retirement Emerging Markets	153	3,227	22.71

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Money Market
Units Issued	4,407	4,499	399	198
Units Redeemed	(4,370)	(4,779)	(409)	(239)
Net Increase (Decrease)	37	(280)	(10)	(41)
VIP - High Income
Units Issued	133	226	18	19
Units Redeemed	(273)	(403)	(25)	(36)
Net Increase (Decrease)	(140)	(177)	(7)	(17)
VIP - Equity-Income
Units Issued	161	141	37	17
Units Redeemed	(395)	(412)	(35)	(38)
Net Increase (Decrease)	(234)	(271)	2	(21)
VIP - Growth
Units Issued	53	102	6	8
Units Redeemed	(297)	(377)	(25)	(28)
Net Increase (Decrease)	(244)	(275)	(19)	(20)
VIP - Overseas
Units Issued	1	1	0	0
Units Redeemed	(114)	(148)	(10)	(8)
Net Increase (Decrease)	(113)	(147)	(10)	(8)
VIP - Overseas, Class R
Units Issued	473	436	78	34
Units Redeemed	(346)	(253)	(42)	(4)
Net Increase (Decrease)	127	183	36	30
VIP - Investment Grade Bond (b)
Units Issued	137	334	34	33
Units Redeemed	(583)	(513)	(96)	(54)
Net Increase (Decrease)	(446)	(179)	(62)	(21)
VIP - Asset Manager (b)
Units Issued	44	151	1	4
Units Redeemed	(354)	(366)	(27)	(38)
Net Increase (Decrease)	(310)	(215)	(26)	(34)
VIP - Index 500 (b)
Units Issued	166	282	23	20
Units Redeemed	(558)	(558)	(29)	(31)
Net Increase (Decrease)	(392)	(276)	(6)	(11)
VIP - Asset Manager: Growth (b)
Units Issued	38	39	3	0
Units Redeemed	(145)	(202)	(13)	(30)
Net Increase (Decrease)	(107)	(163)	(10)	(30)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Contrafund (b)
Units Issued	374	708	37	37
Units Redeemed	(995)	(650)	(98)	(44)
Net Increase (Decrease)	(621)	58	(61)	(7)
VIP - Balanced (b)
Units Issued	268	262	48	10
Units Redeemed	(339)	(184)	(21)	(25)
Net Increase (Decrease)	(71)	78	27	(15)
VIP - Dynamic Capital Appreciation
Units Issued	262	254	30	29
Units Redeemed	(265)	(109)	(23)	0
Net Increase (Decrease)	(3)	145	7	29
VIP - Growth & Income (b)
Units Issued	63	102	10	11
Units Redeemed	(290)	(484)	(52)	(77)
Net Increase (Decrease)	(227)	(382)	(42)	(66)
VIP - Growth Opportunities (b)
Units Issued	44	145	0	6
Units Redeemed	(292)	(295)	(31)	(35)
Net Increase (Decrease)	(248)	(150)	(31)	(29)
VIP - Mid Cap (b)
Units Issued	877	1,169	47	72
Units Redeemed	(1,491)	(1,394)	(98)	(146)
Net Increase (Decrease)	(614)	(225)	(51)	74
VIP - Value Strategies (b)
Units Issued	104	253	9	13
Units Redeemed	(330)	(717)	(20)	(39)
Net Increase (Decrease)	(226)	(464)	(11)	(26)
VIP - Utilities (b)
Units Issued	650	263	92	11
Units Redeemed	(530)	(188)	0	(11)
Net Increase (Decrease)	120	75	92	0
VIP - Technology (b)
Units Issued	347	315	14	8
Units Redeemed	(461)	(671)	(27)	(23)
Net Increase (Decrease)	(114)	(356)	(13)	(15)
VIP - Energy (b)
Units Issued	557	1,465	22	48
Units Redeemed	(842)	(975)	(23)	(23)
Net Increase (Decrease)	(285)	490	(1)	25

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Health Care (b)
Units Issued	196	473	4	20
Units Redeemed	(419)	(379)	(11)	(9)
Net Increase (Decrease)	(223)	94	(7)	11
VIP - Financial Services (b)
Units Issued	328	119	3	7
Units Redeemed	(298)	(184)	(9)	(3)
Net Increase (Decrease)	30	(65)	(6)	4
VIP - Industrials (b)
Units Issued	127	169	15	34
Units Redeemed	(134)	(194)	(10)	(14)
Net Increase (Decrease)	(7)	(25)	5	20
VIP - Consumer Discretionary (b)
Units Issued	39	17	8	0
Units Redeemed	(23)	(42)	0	(1)
Net Increase (Decrease)	16	(25)	8	(1)
VIP - Real Estate (b)
Units Issued	481	474	54	24
Units Redeemed	(502)	(473)	0	(27)
Net Increase (Decrease)	(21)	1	54	(3)
VIP - Strategic Income (b)
Units Issued	263	667	77	126
Units Redeemed	(449)	(358)	(80)	(19)
Net Increase (Decrease)	(186)	309	(3)	107
VIP - Aggressive Growth (b)
Units Issued	36	58	0	1
Units Redeemed	(31)	(29)	0	0
Net Increase (Decrease)	5	29	0	1
VIP - International Capital Appreciation (a)
Units Issued	121	41	13	2
Units Redeemed	(158)	(4)	(16)	0
Net Increase (Decrease)	(37)	37	(3)	2
VIP - International Capital Appreciation, Class R (a)
Units Issued	159	0	17	0
Units Redeemed	(13)	0	(1)	0
Net Increase (Decrease)	146	0	16	0
VIP - Value Leaders (a)
Units Issued	140	190	18	22
Units Redeemed	(149)	(9)	(17)	(1)
Net Increase (Decrease)	(9)	181	1	21

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Value (a)
Units Issued	125	82	8	9
Units Redeemed	(53)	(24)	(12)	0
Net Increase (Decrease)	72	58	(4)	9
VIP - Growth Stock (a)
Units Issued	22	138	0	17
Units Redeemed	(113)	(14)	(14)	0
Net Increase (Decrease)	(91)	124	(14)	17
VIP - Freedom Income (a)
Units Issued	46	80	0	0
Units Redeemed	(29)	(9)	0	0
Net Increase (Decrease)	17	71	0	0
VIP - Freedom 2005 (a)
Units Issued	50	48	0	0
Units Redeemed	(21)	(34)	0	0
Net Increase (Decrease)	29	14	0	0
VIP - Freedom 2010 (a)
Units Issued	156	255	0	0
Units Redeemed	(201)	(36)	0	0
Net Increase (Decrease)	(45)	219	0	0
VIP - Freedom 2015 (a)
Units Issued	248	232	0	0
Units Redeemed	(174)	(1)	0	0
Net Increase (Decrease)	74	231	0	0
VIP - Freedom 2020 (a)
Units Issued	117	193	0	4
Units Redeemed	(100)	(8)	(4)	0
Net Increase (Decrease)	17	185	(4)	4
VIP - Freedom 2025 (a)
Units Issued	80	32	0	1
Units Redeemed	(27)	(1)	(1)	0
Net Increase (Decrease)	53	31	(1)	1
VIP - Freedom 2030 (a)
Units Issued	98	47	0	0
Units Redeemed	(62)	(1)	0	0
Net Increase (Decrease)	36	46	0	0
VIP - Disciplined Small Cap (a)
Units Issued	41	0	4	0
Units Redeemed	(5)	0	0	0
Net Increase (Decrease)	36	0	4	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - FundsManager 20% (a)
Units Issued	122	0	13	0
Units Redeemed	(96)	0	(0)	0
Net Increase (Decrease)	26	0	13	0
VIP - FundsManager 50% (a)
Units Issued	368	0	141	0
Units Redeemed	(148)	0	(12)	0
Net Increase (Decrease)	220	0	129	0
VIP - FundsManager 70% (a)
Units Issued	445	0	230	0
Units Redeemed	(182)	0	(1)	0
Net Increase (Decrease)	263	0	229	0
VIP - FundsManager 85% (a)
Units Issued	349	0	46	0
Units Redeemed	(40)	0	0	0
Net Increase (Decrease)	309	0	46	0
UIF - Emerging Markets Equity
Units Issued	1,282	1,213	54	149
Units Redeemed	(1,686)	(705)	(192)	(40)
Net Increase (Decrease)	(404)	508	(138)	109
UIF - Emerging Markets Debt
Units Issued	53	162	2	15
Units Redeemed	(154)	(147)	(8)	(20)
Net Increase (Decrease)	(101)	15	(6)	(5)
UIF - Global Value Equity
Units Issued	148	106	8	2
Units Redeemed	(238)	(114)	(10)	(14)
Net Increase (Decrease)	(90)	(8)	(2)	(12)
UIF - International Magnum
Units Issued	310	233	47	13
Units Redeemed	(260)	(198)	0	(14)
Net Increase (Decrease)	50	35	47	(1)
OMIF - Growth II (b)
Units Issued	1	0	0	0
Units Redeemed	(39)	(108)	(1)	(2)
Net Increase (Decrease)	(38)	(108)	(1)	(2)
OMIF - Small Cap (b)
Units Issued	5	0	0	0
Units Redeemed	(99)	(123)	(17)	(9)
Net Increase (Decrease)	(94)	(123)	(17)	(9)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
OMIF - Select Value (b)
Units Issued	1	0	0	0
Units Redeemed	(74)	(63)	(3)	(6)
Net Increase (Decrease)	(73)	(63)	(3)	(6)
OMIF - Columbus Circle Technology & Communications Fund (b)
Units Issued	4	0	0	0
Units Redeemed	(236)	(371)	(10)	(6)
Net Increase (Decrease)	(232)	(371)	(10)	(6)
OMIF - Large Cap Growth (b)
Units Issued	5	1	0	0
Units Redeemed	(128)	(214)	(3)	(7)
Net Increase (Decrease)	(123)	(213)	(3)	(7)
WFAF - Advantage VT Discovery (b)
Units Issued	1	0	0	0
Units Redeemed	(77)	(106)	(3)	(5)
Net Increase (Decrease)	(76)	(106)	(3)	(5)
WFAF - Advantage VT Opportunity (b)
Units Issued	1	0	0	0
Units Redeemed	(48)	(72)	(4)	(4)
Net Increase (Decrease)	(47)	(72)	(4)	(4)
CST - Small Cap Core I (b)
Units Issued	134	94	0	4
Units Redeemed	(241)	(332)	(7)	(28)
Net Increase (Decrease)	(107)	(238)	(7)	(24)
CST - International Focus
Units Issued	101	146	0	11
Units Redeemed	(101)	(145)	(2)	(9)
Net Increase (Decrease)	(0)	1	(2)	2
CST - Global Small Cap Focus (b)
Units Issued	94	114	4	10
Units Redeemed	(120)	(123)	(2)	(14)
Net Increase (Decrease)	(26)	(9)	2	(4)
Lazard - Retirement Emerging Markets (a)
Units Issued	185	0	30	0
Units Redeemed	(18)	0	(6)	0
Net Increase (Decrease)	167	0	24	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Money Market Investor Class (a)
Units Issued	7,296	641	0
Units Redeemed	(3,215)	(156)	0
Net Increase (Decrease)	4,081	485	0
VIP - High Income Investor Class (a)
Units Issued	452	85	0
Units Redeemed	(135)	0	0
Net Increase (Decrease)	317	85	0
VIP - Equity Income Investor Class (a)
Units Issued	840	200	0
Units Redeemed	(98)	0	0
Net Increase (Decrease)	742	200	0
VIP - Growth Investor Class (a)
Units Issued	390	94	0
Units Redeemed	(107)	0	0
Net Increase (Decrease)	283	94	0
VIP - Overseas, Class R Investor Class (a)
Units Issued	553	107	0
Units Redeemed	(144)	0	0
Net Increase (Decrease)	409	107	0
VIP - Investment Grade Bond Investor Class (a)
Units Issued	801	167	0
Units Redeemed	(213)	0	0
Net Increase (Decrease)	588	167	0
VIP - Asset Manager Investor Class (a)
Units Issued	159	27	0
Units Redeemed	(29)	0	0
Net Increase (Decrease)	130	27	0
VIP - Index 500 (b)
Units Issued	809	197	0
Units Redeemed	(181)	(5)	0
Net Increase (Decrease)	628	192	0
VIP - Asset Manager: Growth Investor Class (a)
Units Issued	102	14	0
Units Redeemed	(60)	0	0
Net Increase (Decrease)	42	14	0
VIP - Contrafund Investor Class (a)
Units Issued	1,677	300	0
Units Redeemed	(278)	(5)	0
Net Increase (Decrease)	1,399	295	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Balanced Investor Class (a)
Units Issued	628	68	0
Units Redeemed	(56)	(1)	0
Net Increase (Decrease)	572	67	0
VIP - Dynamic Capital Appreciation Investor Class (a)
Units Issued	185	2	0
Units Redeemed	(51)	0	0
Net Increase (Decrease)	134	2	0
VIP - Growth & Income Investor Class (a)
Units Issued	154	18	0
Units Redeemed	(46)	0	0
Net Increase (Decrease)	108	18	0
VIP - Growth Opportunities Investor Class (a)
Units Issued	54	4	0
Units Redeemed	(17)	0	0
Net Increase (Decrease)	37	4	0
VIP - Mid Cap Investor Class (a)
Units Issued	721	181	0
Units Redeemed	(166)	0	0
Net Increase (Decrease)	555	181	0
VIP - Value Strategies Investor Class (a)
Units Issued	198	77	0
Units Redeemed	(113)	0	0
Net Increase (Decrease)	85	77	0
VIP - Utilities Investor Class (a,b)
Units Issued	233	0	0
Units Redeemed	(3)	0	0
Net Increase (Decrease)	230	0	0
VIP - Technology Investor Class (a)
Units Issued	65	20	0
Units Redeemed	(24)	0	0
Net Increase (Decrease)	41	20	0
VIP - Energy Investor Class (a,b)
Units Issued	245	48	0
Units Redeemed	(80)	0	0
Net Increase (Decrease)	165	48	0
VIP - Heath Care Investor Class (a)
Units Issued	120	27	0
Units Redeemed	(45)	0	0
Net Increase (Decrease)	75	27	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Financial Services Investor Class (a)
Units Issued	80	13	0
Units Redeemed	(5)	0	0
Net Increase (Decrease)	75	13	0
VIP - Industrials Investor Class (a,b)
Units Issued	86	3	0
Units Redeemed	(14)	0	0
Net Increase (Decrease)	72	3	0
VIP - Consumer Discretionary Investor Class (a,b)
Units Issued	12	2	0
Units Redeemed	0	0	0
Net Increase (Decrease)	12	2	0
VIP - Real Estate Investor Class (a)
Units Issued	464	17	0
Units Redeemed	(49)	0	0
Net Increase (Decrease)	415	17	0
VIP - Strategic Income Investor Class (a)
Units Issued	968	141	0
Units Redeemed	(75)	(57)	0
Net Increase (Decrease)	893	84	0
VIP - Aggressive Growth Investor Class (a)
Units Issued	43	1	0
Units Redeemed	(17)	0	0
Net Increase (Decrease)	26	1	0
VIP - International Capital Appreciation Investor Class (a)
Units Issued	217	39	0
Units Redeemed	(74)	0	0
Net Increase (Decrease)	143	39	0
VIP - Value Leaders Investor Class (a)
Units Issued	183	7	0
Units Redeemed	(22)	0	0
Net Increase (Decrease)	161	7	0
VIP - Value Investor Class (a)
Units Issued	179	15	0
Units Redeemed	(33)	0	0
Net Increase (Decrease)	146	15	0
VIP - Growth Stock Investor Class (a)
Units Issued	36	4	0
Units Redeemed	(31)	0	0
Net Increase (Decrease)	5	4	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Freedom Income Investor Class (a)
Units Issued	49	45	0
Units Redeemed	(18)	0	0
Net Increase (Decrease)	31	45	0
VIP - Freedom 2005 Investor Class (a)
Units Issued	28	10	0
Units Redeemed	0	0	0
Net Increase (Decrease)	28	10	0
VIP - Freedom 2010 Investor Class (a)
Units Issued	229	14	0
Units Redeemed	(15)	0	0
Net Increase (Decrease)	214	14	0
VIP - Freedom 2015 Investor Class (a)
Units Issued	276	11	0
Units Redeemed	(15)	0	0
Net Increase (Decrease)	261	11	0
VIP - Freedom 2020 Investor Class (a)
Units Issued	333	16	0
Units Redeemed	(9)	0	0
Net Increase (Decrease)	324	16	0
VIP - Freedom 2025 Investor Class (a)
Units Issued	73	17	0
Units Redeemed	(18)	0	0
Net Increase (Decrease)	55	17	0
VIP - Freedom 2030 Investor Class (a)
Units Issued	118	1	0
Units Redeemed	(27)	0	0
Net Increase (Decrease)	91	1	0
VIP - Freedom Lifetime Income I (a)
Units Issued	0	0	140
Units Redeemed	0	0	(2)
Net Increase (Decrease)	0	0	138
VIP - Freedom Lifetime Income II (a)
Units Issued	0	0	17
Units Redeemed	0	0	0
Net Increase (Decrease)	0	0	17

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006
VIP - Disciplined Small Cap Investor Class (a)
Units Issued	119	0	0
Units Redeemed	(26)	0	0
Net Increase (Decrease)	93	0	0
VIP - FundsManager 20% (a)
Units Issued	254	0	0
Units Redeemed	(15)	0	0
Net Increase (Decrease)	239	0	0
VIP - FundsManager 50% (a)
Units Issued	1,544	0	0
Units Redeemed	(12)	0	0
Net Increase (Decrease)	1,532	0	0
VIP - FundsManager 70% (a)
Units Issued	1,481	0	0
Units Redeemed	(7)	0	0
Net Increase (Decrease)	1,474	0	0
VIP - FundsManager 85% (a)
Units Issued	553	0	0
Units Redeemed	(3)	0	0
Net Increase (Decrease)	550	0	0
UIF - Emerging Markets Equity
Units Issued	835	0	0
Units Redeemed	(61)	0	0
Net Increase (Decrease)	774	0	0
UIF - Emerging Market Debt
Units Issued	48	0	0
Units Redeemed	(3)	0	0
Net Increase (Decrease)	45	0	0
UIF - Global Value Equity
Units Issued	101	0	0
Units Redeemed	(7)	0	0
Net Increase (Decrease)	94	0	0
UIF - International Magnum
Units Issued	301	0	0
Units Redeemed	(55)	0	0
Net Increase (Decrease)	246	0	0
Lazard - Retirement Emerging Markets (a)
Units Issued	140	0	0
Units Redeemed	(16)	0	0
Net Increase (Decrease)	124	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
2005	3,589	$19.71	$19.45	$ 70,696	0.80%	1.00%	2.99%	2.21%	2.00%
2004	3,910	$19.29	$19.07	$ 75,387	0.80%	1.00%	1.19%	0.40%	0.19%
2003	4,651	$19.21	$19.03	$ 89,311	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	6,879	$19.18	$19.04	$ 131,875	0.80%	1.00%	1.68%	0.88%	0.68%
VIP - Money Market Investor Class (a)
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
2005	485	$10.13	$10.13	$ 4,915	0.25%	0.25%	0.60%	1.26%	1.26%
VIP - High Income
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
2005	834	$28.54	$28.16	$ 23,721	0.80%	1.00%	14.57%	1.88%	1.68%
2004	1,028	$28.01	$27.69	$ 28,745	0.80%	1.00%	8.38%	8.71%	8.49%
2003	1,106	$25.76	$25.52	$ 28,461	0.80%	1.00%	6.17%	26.25%	25.99%
2002	979	$20.41	$20.26	$ 19,974	0.80%	1.00%	10.58%	2.62%	2.41%
VIP - High Income Investor Class (a)
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
2005	85	$10.12	$10.12	$ 863	0.25%	0.25%	11.36%	1.20%	1.20%
VIP - Equity-Income
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
2005	2,015	$57.74	$56.97	$ 116,260	0.80%	1.00%	1.67%	5.02%	4.81%
2004	2,307	$54.98	$54.36	$ 126,745	0.80%	1.00%	1.52%	10.63%	10.41%
2003	2,288	$49.70	$49.24	$ 113,614	0.80%	1.00%	1.81%	29.29%	29.03%
2002	2,314	$38.44	$38.16	$ 88,880	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
VIP - Equity-Income Investor Class (a)
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%
2005	200	$10.25	$10.25	$ 2,054	0.25%	0.25%	-	2.52%	2.52%
VIP - Growth
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
2005	1,426	$57.23	$56.47	$ 81,528	0.80%	1.00%	0.52%	4.95%	4.74%
2004	1,721	$54.53	$53.92	$ 93,779	0.80%	1.00%	0.27%	2.55%	2.34%
2003	2,035	$53.18	$52.68	$ 108,162	0.80%	1.00%	0.26%	31.79%	31.52%
2002	1,985	$40.35	$40.06	$ 80,065	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
VIP - Growth Investor Class (a)
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
2005	94	$10.27	$10.27	$ 963	0.25%	0.25%	-	2.65%	2.65%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
2005	590	$34.97	$34.51	$ 20,659	0.80%	1.00%	0.69%	18.10%	17.86%
2004	745	$29.61	$29.28	$ 22,053	0.80%	1.00%	1.22%	12.72%	12.50%
2003	840	$26.27	$26.03	$ 22,060	0.80%	1.00%	0.80%	42.22%	41.94%
2002	725	$18.47	$18.34	$ 13,381	0.80%	1.00%	0.81%	(20.92%)	(21.08%)
VIP - Overseas, Class R
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
2005	594	$13.14	$13.10	$ 7,800	0.80%	1.00%	0.61%	18.16%	17.93%
2004	381	$11.12	$11.11	$ 4,233	0.80%	1.00%	-	11.23%	11.08% (c)
VIP - Overseas, Class R Investor Class (a)
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
2005	107	$11.08	$11.08	$ 1,182	0.25%	0.25%	-	10.83%	10.83%
VIP - Investment Grade Bond (b)
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
2005	2,241	$28.30	$27.93	$ 63,258	0.80%	1.00%	3.73%	1.38%	1.17%
2004	2,441	$27.92	$27.61	$ 68,015	0.80%	1.00%	4.40%	3.62%	3.41%
2003	2,888	$26.95	$26.70	$ 77,712	0.80%	1.00%	4.34%	4.36%	4.15%
2002	3,792	$25.82	$25.63	$ 97,808	0.80%	1.00%	3.29%	9.46%	9.24%
VIP - Investment Grade Bond Investor Class (a)
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%
2005	167	$10.05	$10.05	$ 1,675	0.25%	0.25%	-	0.54%	0.54%
VIP - Asset Manager (b)
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
2005	1,960	$32.36	$31.93	$ 63,403	0.80%	1.00%	2.74%	3.21%	3.01%
2004	2,209	$31.35	$31.00	$ 69,203	0.80%	1.00%	2.69%	4.62%	4.41%
2003	2,284	$29.97	$29.69	$ 68,379	0.80%	1.00%	3.57%	17.03%	16.80%
2002	2,360	$25.61	$25.42	$ 60,393	0.80%	1.00%	4.12%	(9.46%)	(9.64%)
VIP - Asset Manager Investor Class (a)
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
2005	27	$10.22	$10.22	$ 276	0.25%	0.25%	-	2.15%	2.15%
VIP - Index 500 (b)
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
2005	2,685	$10.18	$32.79	$ 84,730	0.25%	1.00%	1.80%	1.76%	3.78%
2004	2,780	$31.95	$31.59	$ 88,763	0.80%	1.00%	1.29%	9.73%	9.51%
2003	2,763	$29.12	$28.85	$ 80,396	0.80%	1.00%	1.44%	27.38%	27.13%
2002	2,704	$22.86	$22.69	$ 61,787	0.80%	1.00%	1.38%	(22.87%)	(23.03%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth (b)
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
2005	747	$21.21	$20.93	$ 15,833	0.80%	1.00%	2.55%	3.06%	2.85%
2004	940	$20.58	$20.35	$ 19,312	0.80%	1.00%	2.30%	5.13%	4.92%
2003	993	$19.57	$19.39	$ 19,419	0.80%	1.00%	2.96%	22.35%	22.10%
2002	1,058	$16.00	$15.88	$ 16,913	0.80%	1.00%	3.00%	(16.20%)	(16.37%)
VIP - Asset Manager: Growth Investor Class (a)
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
2005	14	$10.24	$10.24	$ 143	0.25%	0.25%	-	2.35%	2.35%
VIP - Contrafund (b)
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
2005	4,721	$39.95	$39.43	$ 188,503	0.80%	1.00%	0.28%	16.00%	15.77%
2004	4,670	$34.44	$34.06	$ 160,740	0.80%	1.00%	0.33%	14.55%	14.32%
2003	4,527	$30.07	$29.79	$ 136,025	0.80%	1.00%	0.46%	27.44%	27.18%
2002	4,711	$23.60	$23.42	$ 111,114	0.80%	1.00%	0.86%	(10.07%)	(10.26%)
VIP - Contrafund Investor Class (a)
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%
2005	295	$10.67	$10.67	$ 3,148	0.25%	0.25%	-	6.72%	6.72%
VIP - Balanced (b)
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
2005	1,178	$15.60	15.40	$ 18,348	0.80%	1.00%	2.50%	4.92%	4.71%
2004	1,115	$14.87	$14.70	$ 16,556	0.80%	1.00%	2.04%	4.63%	4.41%
2003	1,121	$14.21	$14.08	$ 15,910	0.80%	1.00%	2.75%	16.78%	16.55%
2002	1,061	$12.17	$12.08	$ 12,892	0.80%	1.00%	2.86%	(9.45%)	(9.63%)
VIP - Balanced Investor Class (a)
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
2005	67	$10.43	$10.43	$ 699	0.25%	0.25%	-	4.28%	4.28%
VIP - Dynamic Capital Appreciation (b)
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
2005	330	$13.34	$13.28	$ 4,394	0.80%	1.00%	-	20.18%	19.93%
2004	156	$11.10	$11.08	$ 1,731	0.80%	1.00%	-	0.60%	0.39%
2003	103	$11.04	$11.03	$ 1,139	0.80%	1.00%	-	10.38%	10.32% (d)
VIP - Dynamic Capital Appreciation Investor Class (a)
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
2005	2	$10.92	$10.92	$ 27	0.25%	0.25%	-	9.18%	9.18%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income (b)
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
2005	1,683	$17.38	$17.15	$ 29,208	0.80%	1.00%	1.60%	6.78%	6.56%
2004	2,131	$16.28	$16.10	$ 34,631	0.80%	1.00%	0.91%	4.95%	4.74%
2003	2,449	$15.51	$15.37	$ 37,944	0.80%	1.00%	1.11%	22.78%	22.54%
2002	2,371	$12.63	$12.54	$ 29,922	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
VIP - Growth & Income Investor Class (a)
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
2005	18	$10.50	$10.50	$ 192	0.25%	0.25%	-	4.96%	4.96%
VIP - Growth Opportunities (b)
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%
2005	1,051	$12.94	$12.77	$ 13,572	0.80%	1.00%	0.94%	8.02%	7.81%
2004	1,230	$11.98	$11.85	$ 14,712	0.80%	1.00%	0.54%	6.33%	6.12%
2003	1,235	$11.27	$11.16	$ 13,902	0.80%	1.00%	0.71%	28.83%	28.58%
2002	1,041	$8.75	$8.68	$ 9,097	0.80%	1.00%	1.12%	(22.47%)	(22.63%)
VIP - Growth Opportunities Investor Class (a)
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
2005	4	$10.63	$10.63	$ 43	0.25%	0.25%	-	6.28%	6.28%
VIP - Mid Cap (b)
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
2005	3,867	$19.26	$19.04	$ 74,400	0.80%	1.00%	-	17.36%	17.13%
2004	4,166	$16.41	$16.25	$ 68,306	0.80%	1.00%	-	23.92%	23.67%
2003	3,424	$13.24	$13.14	$ 45,297	0.80%	1.00%	0.43%	37.53%	37.25%
2002	3,498	$9.63	$9.58	$ 33,659	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
VIP - Mid Cap Investor Class (a)
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
2005	181	$10.67	$10.67	$ 1,931	0.25%	0.25%	-	6.72%	6.72%
VIP - Value Strategies (b)
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
2005	930	$13.12	$13.06	$ 12,211	0.80%	1.00%	-	1.84%	1.64%
2004	1,420	$12.89	$12.85	$ 18,294	0.80%	1.00%	-	13.21%	12.98%
2003	823	$11.38	$11.38	$ 9,372	0.80%	1.00%	-	13.83%	13.77% (d)
VIP - Value Strategies Investor Class (a)
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
2005	77	$10.27	$10.27	$ 789	0.25%	0.25%	-	2.69%	2.69%
VIP - Utilities (b)
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
2005	293	$10.15	$10.06	$ 2,989	0.80%	1.00%	2.24%	8.67%	8.45%
2004	218	$9.34	$9.28	$ 2,037	0.80%	1.00%	2.46%	23.61%	23.36%
2003	61	$7.56	$7.52	$ 461	0.80%	1.00%	1.12%	25.16%	24.91%
2002	56	$6.04	$6.02	$ 336	0.80%	1.00%	1.10%	(30.47%)	(30.61%)
VIP - Utilities Investor Class (a,b)
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology (b)
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
2005	709	$10.11	$10.02	$ 7,170	0.80%	1.00%	0.42%	10.00%	9.78%
2004	1,080	$9.19	$9.13	$ 9,924	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	1,368	$9.22	$9.18	$ 12,616	0.80%	1.00%	-	57.94%	57.63%
2002	440	$5.84	$5.82	$ 2,568	0.80%	1.00%	-	(38.29%)	(38.42%)
VIP - Technology Investor Class (a)
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
2005	20	$10.78	$10.78	$ 221	0.25%	0.25%	-	7.84%	7.84%
VIP - Energy (b)
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
2005	1,195	$19.02	$18.85	$ 22,720	0.80%	1.00%	0.53%	45.14%	44.85%
2004	680	$13.10	$13.01	$ 8,905	0.80%	1.00%	0.83%	22.96%	22.72%
2003	200	$10.66	$10.60	$ 2,134	0.80%	1.00%	0.62%	29.57%	29.30%
2002	137	$8.22	$8.20	$ 1,125	0.80%	1.00%	0.75%	(12.28%)	(12.46%)
VIP - Energy Investor Class (a,b)
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
2005	48	$10.92	$10.92	$ 522	0.25%	0.25%	0.59%	9.23%	9.23%
VIP - Health Care (b)
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
2005	785	$12.09	$11.99	$ 9,481	0.80%	1.00%	0.19%	16.12%	15.89%
2004	680	$10.42	$10.34	$ 7,078	0.80%	1.00%	0.31%	8.09%	7.88%
2003	508	$9.64	$9.59	$ 4,891	0.80%	1.00%	-	15.24%	15.01%
2002	470	$8.36	$8.34	$ 3,930	0.80%	1.00%	0.28%	(17.75%)	(17.91%)
VIP - Health Care Investor Class (a)
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
2005	27	$10.38	$10.38	$ 281	0.25%	0.25%	-	3.76%	3.76%
VIP - Financial Services (b)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%
2005	270	$13.14	$13.02	$ 3,549	0.80%	1.00%	1.34%	6.85%	6.64%
2004	331	$12.30	$12.21	$ 4,069	0.80%	1.00%	-	10.84%	10.61%
2003	321	$11.09	$11.04	$ 3,563	0.80%	1.00%	1.21%	29.54%	29.28%
2002	297	$8.56	$8.54	$ 2,539	0.80%	1.00%	1.04%	(12.12%)	(12.29%)
VIP - Financial Services Investor Class (a)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
2005	13	$10.71	$10.71	$ 137	0.25%	0.25%	-	7.08%	7.08%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials (b)
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
2005	249	$15.25	$15.12	$ 3,793	0.80%	1.00%	0.61%	11.98%	11.76%
2004	254	$13.62	$13.53	$ 3,459	0.80%	1.00%	0.63%	23.11%	22.86%
2003	105	$11.06	$11.01	$ 1,161	0.80%	1.00%	0.46%	37.26%	36.99%
2002	35	$8.06	$8.04	$ 282	0.80%	1.00%	0.09%	(20.32%)	(20.48%)
VIP - Industrials Investor Class (a,b)
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
2005	3	$10.50	$10.50	$ 36	0.25%	0.25%	0.64%	4.96%	4.96%
VIP - Consumer Discretionary (b)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
2005	40	$11.16	$11.06	$ 446	0.80%	1.00%	-	2.15%	1.94%
2004	66	$10.93	$10.85	$ 720	0.80%	1.00%	-	8.46%	8.25%
2003	62	$10.08	$10.03	$ 627	0.80%	1.00%	-	24.09%	23.84%
2002	77	$8.12	$8.10	$ 627	0.80%	1.00%	0.05%	(17.03%)	(17.19%)
VIP - Consumer Discretionary Investor Class (a,b)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
2005	2	$10.06	$10.06	$ 25	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate (b)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
2005	726	$16.71	$16.64	$ 12,132	0.80%	1.00%	2.60%	14.21%	13.98%
2004	728	$14.63	$14.60	$ 10,652	0.80%	1.00%	3.22%	33.07%	32.80%
2003	185	$11.00	$10.99	$ 2,034	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class (a)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%
2005	17	$10.45	$10.45	$ 176	0.25%	0.25%	3.95%	4.51%	4.51%
VIP - Strategic Income (b)
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
2005	964	$11.14	$11.10	$ 10,736	0.80%	1.00%	4.98%	2.27%	2.07%
2004	548	$10.89	$10.87	$ 5,965	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class (a)
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
2005	84	$10.09	$10.09	$ 852	0.25%	0.25%	7.57%	0.93%	0.93%
VIP - Aggressive Growth (a)
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
2005	30	$10.87	$10.86	$ 327	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class (a)
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
2005	1	$10.29	$10.29	$ 8	0.25%	0.25%	-	2.94%	2.94%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation (a)
2006	0	$ -	$ -	$ -	0.80%	1.00%	0.00%	1.22%	1.08%
2005	39	$11.38	$11.37	$ 449	0.80%	1.00%	0.39%	13.81%	13.70%
VIP - International Capital Appreciation Class R (a)
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36%
VIP - International Capital Appreciation Investor Class (a)
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
2005	39	$10.77	$10.77	$ 417	0.25%	0.25%	0.35%	7.73%	7.73%
VIP - Value Leaders (a)
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%
2005	202	$10.83	$10.82	$ 2,192	0.80%	1.00%	0.61%	8.30%	8.19%
VIP - Value Leaders Investor Class (a)
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
2005	7	$10.42	$10.42	$ 71	0.25%	0.25%	0.62%	4.20%	4.20%
VIP - Value (a)
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
2005	67	$10.66	$10.65	$ 708	0.80%	1.00%	0.63%	6.60%	6.49%
VIP - Value Investor Class (a)
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
2005	15	$10.28	$10.28	$ 151	0.25%	0.25%	0.76%	2.83%	2.83%
VIP - Growth Stock (a)
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
2005	141	$10.58	$10.57	$ 1,486	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class (a)
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
2005	4	$10.32	$10.32	$ 39	0.25%	0.25%	-	3.19%	3.19%
VIP - Freedom Income (a)
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
2005	71	$10.23	$10.23	$ 727	0.80%	0.80%	1.27%	2.32%	2.32%
VIP - Freedom Income Investor Class (a)
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%
2005	45	$10.14	$10.14	$ 457	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005 (a)
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
2005	14	$10.48	$10.48	$ 142	0.80%	0.80%	0.28%	4.82%	4.82%
VIP - Freedom 2005 Investor Class (a)
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
2005	10	$10.24	$10.24	$ 106	0.25%	0.25%	-	2.41%	2.41%
VIP - Freedom 2010 (a)
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
2005	219	$10.51	$10.51	$ 2,296	0.80%	0.80%	1.13%	5.06%	5.06%
VIP - Freedom 2010 Investor Class (a)
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
2005	14	$10.26	$10.26	$ 140	0.25%	0.25%	-	2.61%	2.61%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 (a)
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
2005	231	$10.64	$10.64	$ 2,457	0.80%	0.80%	1.14%	6.37%	6.37%
VIP - Freedom 2015 Investor Class (a)
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
2005	11	$10.32	$10.32	$ 115	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020 (a)
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%
2005	189	$10.74	$10.74	$ 2,024	0.80%	0.80%	0.85%	7.35%	7.35%
VIP - Freedom 2020 Investor Class (a)
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
2005	16	$10.37	$10.37	$ 170	0.25%	0.25%	-	3.71%	3.71%
VIP - Freedom 2025 (a)
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
2005	32	$10.80	$10.80	$ 347	0.80%	0.80%	0.77%	8.02%	8.02%
VIP - Freedom 2025 Investor Class (a)
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
2005	17	$10.40	$10.40	$ 176	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030 (a)
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
2005	46	$10.89	$10.89	$ 505	0.80%	0.80%	0.74%	8.87%	8.87%
VIP - Freedom 2030 Investor Class (a)
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
2005	1	$10.43	$10.43	$ 8	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I (a)
2006	138	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50%
VIP - Freedom Lifetime Income II (a)
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71%
VIP - Disciplined Small Cap (a)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87%
VIP - Disciplined Small Cap Investor Class (a)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37%
VIP - FundsManager 20% (a)
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01%
VIP - FundsManager 50% (a)
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33%
VIP - FundsManager 70% (a)
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24%
VIP - FundsManager 85% (a)
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
2005	1,699	$17.87	$17.63	$ 30,287	0.80%	1.00%	0.35%	32.79%	32.52%
2004	1,082	$13.45	$13.30	$ 14,551	0.80%	1.00%	0.60%	22.13%	21.88%
2003	1,045	$11.02	$10.92	$ 11,512	0.80%	1.00%	-	48.47%	48.18%
2002	454	$7.42	$7.37	$ 3,368	0.80%	1.00%	-	(9.63%)	(9.81%)
UIF - Emerging Markets Debt
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%
2005	295	$19.26	$19.01	$ 5,680	0.80%	1.00%	7.86%	11.36%	11.13%
2004	285	$17.30	$17.10	$ 4,923	0.80%	1.00%	6.42%	9.18%	8.96%
2003	316	$15.84	$15.70	$ 5,009	0.80%	1.00%	-	26.84%	26.59%
2002	181	$12.49	$12.40	$ 2,258	0.80%	1.00%	6.91%	8.35%	8.13%
UIF - Global Value Equity
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
2005	415	$15.16	$14.96	$ 6,280	0.80%	1.00%	1.04%	4.99%	4.78%
2004	435	$14.44	$14.27	$ 6,273	0.80%	1.00%	0.97%	12.63%	12.40%
2003	334	$12.82	$12.70	$ 4,272	0.80%	1.00%	-	27.93%	27.68%
2002	336	$10.02	$9.95	$ 3,365	0.80%	1.00%	1.36%	(17.53%)	(17.70%)
UIF - International Magnum
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
2005	425	$12.31	$12.15	$ 5,222	0.80%	1.00%	1.31%	10.18%	9.96%
2004	391	$11.17	$11.05	$ 4,367	0.80%	1.00%	2.93%	16.45%	16.21%
2003	315	$9.60	$9.51	$ 3,022	0.80%	1.00%	0.13%	26.40%	26.14%
2002	269	$7.59	$7.54	$ 2,038	0.80%	1.00%	1.35%	(17.48%)	(17.65%)
OMIF - Growth II (b)
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
2005	197	$10.51	$10.37	$ 2,069	0.80%	1.00%	-	10.47%	10.25%
2004	307	$9.52	$9.41	$ 2,917	0.80%	1.00%	-	5.76%	5.54%
2003	544	$9.00	$8.92	$ 4,895	0.80%	1.00%	-	24.70%	24.45%
2002	699	$7.22	$7.16	$ 5,045	0.80%	1.00%	-	(30.99%)	(31.12%)
OMIF - Small Cap (b)
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
2005	424	$20.51	$20.24	$ 8,688	0.80%	1.00%	-	0.67%	0.46%
2004	556	$20.37	$20.14	$ 11,320	0.80%	1.00%	-	15.25%	15.02%
2003	1,008	$17.68	$17.51	$ 17,811	0.80%	1.00%	-	37.92%	37.64%
2002	1,398	$12.82	$12.72	$ 17,905	0.80%	1.00%	-	(31.66%)	(31.80%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Select Value (b)
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
2005	232	$16.52	$16.31	$ 3,831	0.80%	1.00%	1.92%	3.67%	3.47%
2004	301	$15.94	$15.76	$ 4,801	0.80%	1.00%	2.04%	2.03%	1.82%
2003	512	$15.62	$15.48	$ 7,985	0.80%	1.00%	2.44%	17.35%	17.11%
2002	964	$13.31	$13.22	$ 12,825	0.80%	1.00%	0.84%	(25.67%)	(25.82%)
OMIF - Columbus Circle Technology & Communications (b)
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
2005	826	$8.83	$8.71	$ 7,284	0.80%	1.00%	-	9.04%	8.82%
2004	1,203	$8.10	$8.01	$ 9,739	0.80%	1.00%	-	5.57%	5.36%
2003	1,968	$7.67	$7.60	$ 15,093	0.80%	1.00%	-	44.17%	43.88%
2002	2,321	$5.32	$5.28	$ 12,351	0.80%	1.00%	-	(54.36%)	(54.45%)
OMIF - Large Cap Growth (b)
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
2005	493	$15.96	$15.75	$ 7,869	0.80%	1.00%	-	4.86%	4.65%
2004	713	$15.22	$15.05	$ 10,852	0.80%	1.00%	-	6.06%	5.85%
2003	1,088	$14.35	$14.22	$ 15,610	0.80%	1.00%	-	31.80%	31.54%
2002	1,355	$10.89	$10.81	$ 14,744	0.80%	1.00%	-	(31.89%)	(32.02%)
WFAF - Advantage VT Discovery (b)
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%
2005	401	$15.16	$14.96	$ 6,066	0.80%	1.00%	-	8.73%	8.51%
2004	512	$13.94	$13.78	$ 7,133	0.80%	1.00%	-	18.20%	17.96%
2003	871	$11.79	$11.68	$ 10,272	0.80%	1.00%	-	33.14%	32.87%
2002	882	$8.86	$8.79	$ 7,808	0.80%	1.00%	-	(38.05%)	(38.17%)
WFAF - Advantage VT Opportunity (b)
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
2005	245	$19.13	$18.88	$ 4,681	0.80%	1.00%	-	7.02%	6.81%
2004	321	$17.88	$17.67	$ 5,735	0.80%	1.00%	-	17.27%	17.04%
2003	488	$15.24	$15.10	$ 7,428	0.80%	1.00%	0.07%	35.91%	35.64%
2002	659	$11.21	$11.13	$ 7,384	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
CST - Small Cap Core I (b)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
2005	392	$11.47	$11.32	$ 4,477	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	654	$11.88	$11.75	$ 7,771	0.80%	1.00%	-	9.98%	9.76%
2003	855	$10.81	$10.70	$ 9,228	0.80%	1.00%	-	47.36%	47.06%
2002	439	$7.33	$7.28	$ 3,215	0.80%	1.00%	-	(34.22%)	(34.36%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - International Focus
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
2005	147	$12.40	$12.23	$ 1,831	0.80%	1.00%	0.77%	16.50%	16.27%
2004	144	$10.64	$10.52	$ 1,530	0.80%	1.00%	0.95%	13.82%	13.59%
2003	153	$9.35	$9.26	$ 1,435	0.80%	1.00%	0.48%	32.03%	31.76%
2002	149	$7.08	$7.03	$ 1,057	0.80%	1.00%	-	(20.55%)	(20.71%)
CST - Global Small Cap Focus (b)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
2005	180	$12.90	$12.73	$ 2,340	0.80%	1.00%	-	15.22%	14.99%
2004	193	$11.20	$11.07	$ 2,157	0.80%	1.00%	-	17.04%	16.81%
2003	567	$9.57	$9.48	$ 5,421	0.80%	1.00%	-	46.48%	46.18%
2002	124	$6.53	$6.49	$ 811	0.80%	1.00%	-	(34.68%)	(34.82%)
Lazard - Retirement Emerging Markets (a)
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) TThe unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
March 30, 2007

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement and Freedom Lifetime Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0207
1.540222.109

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2006.

Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2006 and 2005.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2006 and 2005.

Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006 and 2005.

Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006 and 2005.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006 and 2005.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4)(a) Variable Income Annuity Qualified Policy. (Note 2)

(4)(b) Variable Income Annuity Non-qualified Policy. (Note 2)

(5) Application for Variable Income Annuity. (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Not Applicable

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9) Legal opinion and consent of David J. Pearlman filed herein as exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as exhibit 10.

(11) Not Applicable

(12) Not Applicable

(13) Powers of Attorney (Note 2)

(a)Power of Attorney for David A. Golino (Note 3)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement No. 333-130942, filed electronically on March 30, 2006, on behalf of Empire Fidelity Invesments Variable Annuity Account A.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement No. 333-130942, filed electronically on November 21, 2006 on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 25.Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

ALLAN BRANDON

RODNEY R. ROHDA

CLARE S. RICHER

RICHARD A. SPILLANE, JR.

ALBERT FRANCKE

ROGER T. SERVISON

LENA G. GOLDBERG

JON J. SKILLMAN

PETER G. JOHANNSEN

MALCOLM MACKAY

FLOYD L. SMITH

Executive Officers Who Are Not Directors

Jeffrey J. Cimini	\\\\\\\\\\\\\\\\\\\	Executive Vice President, Sales
Joan M. Bloom		Senior Vice President, Marketing
William J. Johnson Jr.		Actuary and Executive Vice President, Investment Product Developement and Risk Management
David A. Golino		Sr. Vice President and Chief Financial Officer and Treasurer
David W. Morse		Sr. Vice President, Client Services
David J. Pearlman		Sr. Vice President, Secretary and Deputy Legal Counsel
Paul J. Vancheri		Sr. Vice President, Systems and Technology
Stephen L. Deschenes		Executive Vice President, Product Management
Earl F. Martin		Appointed Actuary
Brian N. Leary		Vice President and Chief Compliance Officer

The addresses of Albert Francke, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2007, there were 10 Qualified Contracts and 1 Non-qualified contract.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company.

(b)	Steven P. Akin	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
	Ellyn A. McColgan		Director
	Steven P. Akin		Chief Executive Officer and President
	Michael J. Sonier		Chief Financial Officer and Senior Vice President
	Jim Smith		Vice President, Real Estate
	William C. Carey		Executive Vice President
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	Eunice Lee		Secretary and General Counsel
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Compliance Officer
	Lee Weiss		Executive Vice President, Family Office

The address for each person named in Item 29(a) is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) Commissions and other compensation received by principal underwriter.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2006, 2005, and 2004 were $2,743,836, $1,857,529, $1,813,800 and $2,110,699, respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April 2007.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	*/s/David J. Pearlman
	Jon J. Skillman			David J. Pearlman,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2007.

Signature	Title
/s/ *
Jon J. Skillman	President and Director	)
)
/s/ *		)
David A. Golino	Senior Vice President, Chief Financial Officer & Treasurer	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Richard A. Spillane, Jr.	Director	) By:	*/s/David J. Pearlman
		)	David J. Pearlman
/s/ *		)	(Attorney-in-Fact)
Rodney R. Rohda	Director	)
)
/s/ *		)
Allan Brandon	Director	)
)
/s/ *		)
Albert Francke	Director	)
)
/s/ *		)
Lena G. Goldberg	Director	)By:	*/s/David J. Pearlman
		)	David J. Pearlman
/s/ *		)	(Attorney-in-Fact)
Peter G. Johnannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Clare S. Richer	Director	)
)
/s/ *		)
Floyd L. Smith	Director	)